Filed electronically with the Securities and Exchange Commission on October 30, 1998.

                                                             File No.  811-09085
                                                             File No.  ________

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                             /   /

                         Pre-Effective Amendment No. __                    /   /
                         Post-Effective Amendment No. __                   /   /

                                     And/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                    /   /

                                Amendment No. __                           /   /


                            Farmers Investment Trust
                            ------------------------
               (Exact Name of Registrant as Specified in Charter)

                             Two International Place
                             -----------------------
                        Boston, Massachusetts 02110-4103
                        --------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           --------------

                               Thomas F. McDonough
                               -------------------
                        Scudder Kemper Investments, Inc.
                        --------------------------------
                  Two International Place, Boston MA 02110-4103
                  ---------------------------------------------
                     (Name and Address of Agent for Service)


Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                [FARMERS FUNDS]:
                                INCOME PORTFOLIO
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

Item No.     Item Caption                 Prospectus Caption
--------     ------------                 ------------------

1.           Front and Back Cover Pages.  FRONT AND BACK COVER

2.           Risk /Return Summary:        PORTFOLIO SUMMARIES -Investment Objectives and Strategies of the Portfolios,
             Investments, Risks and        Principal Risks
             Performance.                 ABOUT THE PORTFOLIOS - Principal Strategies, Investments and Related Risks

3.           Risk/Return Summary: Fee     EXPENSE INFORMATION FOR THE PORTFOLIOS
             Table

4.           Investment Objectives,       PORTFOLIO SUMMARIES -Investment Objectives and Strategies of the Portfolios,
             Principal Investment          Principal Risks
             Strategies, and Related      ABOUT THE PORTFOLIOS - Principal Strategies, Investments and Related Risks
             Risks.

5.           Management's Discussion of   NOT APPLICABLE
             Fund Performance.

6.           Management, Organization,    INVESTMENT MANAGER
             and Capital Structure.

7.           Shareholder Information.     ABOUT YOUR INVESTMENT - CHOOSING A SHARE CLASS, SPECIAL FEATURES, BUYING SHARES,
                                           SELLING AND EXCHANGING SHARES, TRANSACTION INFORMATION

8.           Distribution Arrangements.   RULE 12B-1 PLAN

9.           Financial Highlights         NOT APPLICABLE
             Information.


                                       1

                                [FARMERS FUNDS]:
                                INCOME PORTFOLIO
                              CROSS-REFERENCE SHEET
PART B
------

Item No.     Item Caption                 Caption in Statement of Additional Information
--------     ------------                 ----------------------------------------------

10.          Cover Page and Table of      COVER PAGE
             Contents                     TABLE OF CONTENTS

11.          Fund History                 TRUST ORGANIZATION

12.          Description of the Fund      INVESTMENT OBJECTIVES AND POLICIES,
             and Its Investments and      RISKS FACTORS OF THE PORTFOLIOS, RISK FACTORS OF THE UNDERLYING FUNDS
             Risks.                       INVESTMENT RESTRICTIONS OF THE PORTFOLIOS

13.          Management of the Fund       INVESTMENT ADVISER
                                          TRUSTEES AND OFFICERS
                                          REMUNERATION

14.          Control Persons and          TRUSTEES AND OFFICERS
             Principal Holders of
             Securities

15.          Investment Advisory and      INVESTMENT ADVISER
             Other Services               PRINCIPAL UNDERWRITER
                                          ADMINISTRATIVE SERVICES
                                          CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT
                                          FUND ACCOUNTING AGENT
                                          ADDITIONAL INFORMATION

16.          Brokerage Allocation         PORTFOLIO TRANSACTIONS -- Portfolio Turnover
             and Other Practices

17.          Capital Stock and            DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
             Other Securities             TRUST ORGANIZATION

18.          Purchase, Redemption and     PURCHASE OF SHARES
             Pricing of Shares.           REDEMPTION OR REPURCHASE OF SHARES
                                          SPECIAL FEATURES
                                          ADDITIONAL TRANSACTION INFORMATION
                                          NET ASSET VALUE

19.          Taxation of the Fund.        DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                          TAXES

20.          Underwriters.                PRINCIPAL UNDERWRITER

21.          Calculation of Performance   PERFORMANCE INFORMATION
             Data.

22.          Financial Statements.        FINANCIAL STATEMENTS


                                       2



                                [FARMERS FUNDS]:
                             CONSERVATIVE PORTFOLIO
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

Item No.     Item Caption                 Prospectus Caption
--------     ------------                 ------------------

1.           Front and Back Cover Pages.  FRONT AND BACK COVER

2.           Risk /Return Summary:        PORTFOLIO SUMMARIES -Investment Objectives and Strategies of the Portfolios,
             Investments, Risks and        Principal Risks
             Performance.                 ABOUT THE PORTFOLIOS - Principal Strategies, Investments and Related Risks

3.           Risk/Return Summary: Fee     EXPENSE INFORMATION FOR THE PORTFOLIOS
             Table

4.           Investment Objectives,       PORTFOLIO SUMMARIES -Investment Objectives and Strategies of the Portfolios,
             Principal Investment          Principal Risks
             Strategies, and Related      ABOUT THE PORTFOLIOS - Principal Strategies, Investments and Related Risks
             Risks.

5.           Management's Discussion of   NOT APPLICABLE
             Fund Performance.

6.           Management, Organization,    INVESTMENT MANAGER
             and Capital Structure.

7.           Shareholder Information.     ABOUT YOUR INVESTMENT - CHOOSING A SHARE CLASS, SPECIAL FEATURES, BUYING SHARES,
                                           SELLING AND EXCHANGING SHARES, TRANSACTION INFORMATION

8.           Distribution Arrangements.   RULE 12B-1 PLAN

9.           Financial Highlights         NOT APPLICABLE
             Information.

                                       3


                                [FARMERS FUNDS]:
                             CONSERVATIVE PORTFOLIO
                              CROSS-REFERENCE SHEET
PART B
------

Item No.     Item Caption                 Caption in Statement of Additional Information
--------     ------------                 ----------------------------------------------

10.          Cover Page and Table of      COVER PAGE
             Contents                     TABLE OF CONTENTS

11.          Fund History                 TRUST ORGANIZATION

12.          Description of the Fund      INVESTMENT OBJECTIVES AND POLICIES,
             and Its Investments and      RISKS FACTORS OF THE PORTFOLIOS, RISK FACTORS OF THE UNDERLYING FUNDS
             Risks.                       INVESTMENT RESTRICTIONS OF THE PORTFOLIOS

13.          Management of the Fund       INVESTMENT ADVISER
                                          TRUSTEES AND OFFICERS
                                          REMUNERATION

14.          Control Persons and          TRUSTEES AND OFFICERS
             Principal Holders of
             Securities

15.          Investment Advisory and      INVESTMENT ADVISER
             Other Services               PRINCIPAL UNDERWRITER
                                          ADMINISTRATIVE SERVICES
                                          CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT
                                          FUND ACCOUNTING AGENT
                                          ADDITIONAL INFORMATION

16.          Brokerage Allocation         PORTFOLIO TRANSACTIONS -- Portfolio Turnover
             and Other Practices

17.          Capital Stock and            DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
             Other Securities             TRUST ORGANIZATION

18.          Purchase, Redemption and     PURCHASE OF SHARES
             Pricing of Shares.           REDEMPTION OR REPURCHASE OF SHARES
                                          SPECIAL FEATURES
                                          ADDITIONAL TRANSACTION INFORMATION
                                          NET ASSET VALUE

19.          Taxation of the Fund.        DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                          TAXES

20.          Underwriters.                PRINCIPAL UNDERWRITER

21.          Calculation of Performance   PERFORMANCE INFORMATION
             Data.

22.          Financial Statements.        FINANCIAL STATEMENTS

                                       4



                                [FARMERS FUNDS]:
                               BALANCED PORTFOLIO
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

Item No.     Item Caption                 Prospectus Caption
--------     ------------                 ------------------

1.           Front and Back Cover Pages.  FRONT AND BACK COVER

2.           Risk /Return Summary:        PORTFOLIO SUMMARIES -Investment Objectives and Strategies of the Portfolios,
             Investments, Risks and        Principal Risks
             Performance.                 ABOUT THE PORTFOLIOS - Principal Strategies, Investments and Related Risks

3.           Risk/Return Summary: Fee     EXPENSE INFORMATION FOR THE PORTFOLIOS
             Table

4.           Investment Objectives,       PORTFOLIO SUMMARIES -Investment Objectives and Strategies of the Portfolios,
             Principal Investment          Principal Risks
             Strategies, and Related      ABOUT THE PORTFOLIOS - Principal Strategies, Investments and Related Risks
             Risks.

5.           Management's Discussion of   NOT APPLICABLE
             Fund Performance.

6.           Management, Organization,    INVESTMENT MANAGER
             and Capital Structure.

7.           Shareholder Information.     ABOUT YOUR INVESTMENT - CHOOSING A SHARE CLASS, SPECIAL FEATURES, BUYING SHARES,
                                           SELLING AND EXCHANGING SHARES, TRANSACTION INFORMATION

8.           Distribution Arrangements.   RULE 12B-1 PLAN

9.           Financial Highlights         NOT APPLICABLE
             Information.


                                       5



                                [FARMERS FUNDS]:
                               BALANCED PORTFOLIO
                              CROSS-REFERENCE SHEET
PART B
------

Item No.     Item Caption                 Caption in Statement of Additional Information
--------     ------------                 ----------------------------------------------

10.          Cover Page and Table of      COVER PAGE
             Contents                     TABLE OF CONTENTS

11.          Fund History                 TRUST ORGANIZATION

12.          Description of the Fund      INVESTMENT OBJECTIVES AND POLICIES,
             and Its Investments and      RISKS FACTORS OF THE PORTFOLIOS, RISK FACTORS OF THE UNDERLYING FUNDS
             Risks.                       INVESTMENT RESTRICTIONS OF THE PORTFOLIOS

13.          Management of the Fund       INVESTMENT ADVISER
                                          TRUSTEES AND OFFICERS
                                          REMUNERATION

14.          Control Persons and          TRUSTEES AND OFFICERS
             Principal Holders of
             Securities

15.          Investment Advisory and      INVESTMENT ADVISER
             Other Services               PRINCIPAL UNDERWRITER
                                          ADMINISTRATIVE SERVICES
                                          CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT
                                          FUND ACCOUNTING AGENT
                                          ADDITIONAL INFORMATION

16.          Brokerage Allocation         PORTFOLIO TRANSACTIONS -- Portfolio Turnover
             and Other Practices

17.          Capital Stock and            DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
             Other Securities             TRUST ORGANIZATION

18.          Purchase, Redemption and     PURCHASE OF SHARES
             Pricing of Shares.           REDEMPTION OR REPURCHASE OF SHARES
                                          SPECIAL FEATURES
                                          ADDITIONAL TRANSACTION INFORMATION
                                          NET ASSET VALUE

19.          Taxation of the Fund.        DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                          TAXES

20.          Underwriters.                PRINCIPAL UNDERWRITER

21.          Calculation of Performance   PERFORMANCE INFORMATION
             Data.

22.          Financial Statements.        FINANCIAL STATEMENTS


                                       6



                                [FARMERS FUNDS]:
                           GROWTH AND INCOME PORTFOLIO
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

Item No.     Item Caption                 Prospectus Caption
--------     ------------                 ------------------

1.           Front and Back Cover Pages.  FRONT AND BACK COVER

2.           Risk /Return Summary:        PORTFOLIO SUMMARIES -Investment Objectives and Strategies of the Portfolios,
             Investments, Risks and        Principal Risks
             Performance.                 ABOUT THE PORTFOLIOS - Principal Strategies, Investments and Related Risks

3.           Risk/Return Summary: Fee     EXPENSE INFORMATION FOR THE PORTFOLIOS
             Table

4.           Investment Objectives,       PORTFOLIO SUMMARIES -Investment Objectives and Strategies of the Portfolios,
             Principal Investment          Principal Risks
             Strategies, and Related      ABOUT THE PORTFOLIOS - Principal Strategies, Investments and Related Risks
             Risks.

5.           Management's Discussion of   NOT APPLICABLE
             Fund Performance.

6.           Management, Organization,    INVESTMENT MANAGER
             and Capital Structure.

7.           Shareholder Information.     ABOUT YOUR INVESTMENT - CHOOSING A SHARE CLASS, SPECIAL FEATURES, BUYING SHARES,
                                           SELLING AND EXCHANGING SHARES, TRANSACTION INFORMATION

8.           Distribution Arrangements.   RULE 12B-1 PLAN

9.           Financial Highlights         NOT APPLICABLE
             Information.


                                       7


                                [FARMERS FUNDS]:
                           GROWTH AND INCOME PORTFOLIO
                              CROSS-REFERENCE SHEET
PART B
------

Item No.     Item Caption                 Caption in Statement of Additional Information
--------     ------------                 ----------------------------------------------

10.          Cover Page and Table of      COVER PAGE
             Contents                     TABLE OF CONTENTS

11.          Fund History                 TRUST ORGANIZATION

12.          Description of the Fund      INVESTMENT OBJECTIVES AND POLICIES,
             and Its Investments and      RISKS FACTORS OF THE PORTFOLIOS, RISK FACTORS OF THE UNDERLYING FUNDS
             Risks.                       INVESTMENT RESTRICTIONS OF THE PORTFOLIOS

13.          Management of the Fund       INVESTMENT ADVISER
                                          TRUSTEES AND OFFICERS
                                          REMUNERATION

14.          Control Persons and          TRUSTEES AND OFFICERS
             Principal Holders of
             Securities

15.          Investment Advisory and      INVESTMENT ADVISER
             Other Services               PRINCIPAL UNDERWRITER
                                          ADMINISTRATIVE SERVICES
                                          CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT
                                          FUND ACCOUNTING AGENT
                                          ADDITIONAL INFORMATION

16.          Brokerage Allocation         PORTFOLIO TRANSACTIONS -- Portfolio Turnover
             and Other Practices

17.          Capital Stock and            DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
             Other Securities             TRUST ORGANIZATION

18.          Purchase, Redemption and     PURCHASE OF SHARES
             Pricing of Shares.           REDEMPTION OR REPURCHASE OF SHARES
                                          SPECIAL FEATURES
                                          ADDITIONAL TRANSACTION INFORMATION
                                          NET ASSET VALUE

19.          Taxation of the Fund.        DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                          TAXES

20.          Underwriters.                PRINCIPAL UNDERWRITER

21.          Calculation of Performance   PERFORMANCE INFORMATION
             Data.

22.          Financial Statements.        FINANCIAL STATEMENTS


                                       8


                                [FARMERS FUNDS]:
                                GROWTH PORTFOLIO
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

Item No.     Item Caption                 Prospectus Caption
--------     ------------                 ------------------

1.           Front and Back Cover Pages.  FRONT AND BACK COVER

2.           Risk /Return Summary:        PORTFOLIO SUMMARIES -Investment Objectives and Strategies of the Portfolios,
             Investments, Risks and        Principal Risks
             Performance.                 ABOUT THE PORTFOLIOS - Principal Strategies, Investments and Related Risks

3.           Risk/Return Summary: Fee     EXPENSE INFORMATION FOR THE PORTFOLIOS
             Table

4.           Investment Objectives,       PORTFOLIO SUMMARIES -Investment Objectives and Strategies of the Portfolios,
             Principal Investment          Principal Risks
             Strategies, and Related      ABOUT THE PORTFOLIOS - Principal Strategies, Investments and Related Risks
             Risks.

5.           Management's Discussion of   NOT APPLICABLE
             Fund Performance.

6.           Management, Organization,    INVESTMENT MANAGER
             and Capital Structure.

7.           Shareholder Information.     ABOUT YOUR INVESTMENT - CHOOSING A SHARE CLASS, SPECIAL FEATURES, BUYING SHARES,
                                           SELLING AND EXCHANGING SHARES, TRANSACTION INFORMATION

8.           Distribution Arrangements.   RULE 12B-1 PLAN

9.           Financial Highlights         NOT APPLICABLE
             Information.


                                       9

                                [FARMERS FUNDS]:
                                GROWTH PORTFOLIO
                              CROSS-REFERENCE SHEET
PART B
------

Item No.     Item Caption                 Caption in Statement of Additional Information
--------     ------------                 ----------------------------------------------

10.          Cover Page and Table of      COVER PAGE
             Contents                     TABLE OF CONTENTS

11.          Fund History                 TRUST ORGANIZATION

12.          Description of the Fund      INVESTMENT OBJECTIVES AND POLICIES,
             and Its Investments and      RISKS FACTORS OF THE PORTFOLIOS, RISK FACTORS OF THE UNDERLYING FUNDS
             Risks.                       INVESTMENT RESTRICTIONS OF THE PORTFOLIOS

13.          Management of the Fund       INVESTMENT ADVISER
                                          TRUSTEES AND OFFICERS
                                          REMUNERATION

14.          Control Persons and          TRUSTEES AND OFFICERS
             Principal Holders of
             Securities

15.          Investment Advisory and      INVESTMENT ADVISER
             Other Services               PRINCIPAL UNDERWRITER
                                          ADMINISTRATIVE SERVICES
                                          CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT
                                          FUND ACCOUNTING AGENT
                                          ADDITIONAL INFORMATION

16.          Brokerage Allocation         PORTFOLIO TRANSACTIONS -- Portfolio Turnover
             and Other Practices

17.          Capital Stock and            DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
             Other Securities             TRUST ORGANIZATION

18.          Purchase, Redemption and     PURCHASE OF SHARES
             Pricing of Shares.           REDEMPTION OR REPURCHASE OF SHARES
                                          SPECIAL FEATURES
                                          ADDITIONAL TRANSACTION INFORMATION
                                          NET ASSET VALUE

19.          Taxation of the Fund.        DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                          TAXES

20.          Underwriters.                PRINCIPAL UNDERWRITER

21.          Calculation of Performance   PERFORMANCE INFORMATION
             Data.

22.          Financial Statements.        FINANCIAL STATEMENTS

The Securities and Exchange Commission does not make any judgments as to whether any mutual fund is a good investment. Nor does it judge the accuracy or completeness of any mutual fund prospectus. It is a federal offense to suggest otherwise.

FARMERS FUNDS

INCOME PORTFOLIO
CONSERVATIVE PORTFOLIO
BALANCED PORTFOLIO
GROWTH AND INCOME PORTFOLIO
GROWTH PORTFOLIO

PROSPECTUS
JANUARY 15, 1999


Offering a broad range of investment opportunities by investing in a select mix of established mutual funds.



Mutual funds:
o      are not FDIC-insured
o      have no bank guarantees
o      may lose value

CONTENTS

PORTFOLIO SUMMARIES................................................................11
   An overview of each Portfolio's goal(s) and strategy, main risks and expenses
ABOUT THE PORTFOLIOS...............................................................11
   Additional information that you should know about the Portfolios
   PRINCIPAL STRATEGIES AND INVESTMENTS............................................11
   RELATED RISKS...................................................................12
   THE UNDERLYING FUNDS............................................................13
   INVESTMENT MANAGER..............................................................15
   DISTRIBUTIONS AND TAXES.........................................................17
ABOUT YOUR INVESTMENT..............................................................18
   Information about managing your portfolio account
   TRANSACTION INFORMATION.........................................................18
   CHOOSING A SHARE CLASS..........................................................21
   SPECIAL FEATURES................................................................22
   BUYING SHARES...................................................................23
   SELLING AND EXCHANGING SHARES...................................................26

PORTFOLIO SUMMARIES

INVESTMENT OBJECTIVES AND STRATEGIES

Farmers Investment Trust consists of five professionally managed investment portfolios -- Income Portfolio, Conservative Portfolio, Balanced Portfolio, Growth and Income Portfolio, and Growth Portfolio--each with a distinct investment objective. Rather than investing in individual securities like a traditional mutual fund, each Portfolio seeks to achieve its particular objective by investing in a carefully selected combination of established, open-end mutual funds, that in turn invest in a wide range of securities. Therefore, an investment in one of the Portfolios may be diversified over hundreds, or even thousands, of individual securities. Each Portfolio may invest in underlying funds that may or may not be affiliated with the Portfolios. The portfolio management team for each Portfolio allocates investments based on the outlook of the Portfolios' investment adviser, Scudder Kemper Investments, Inc., for the financial markets, world economies and the relative performance potential of the underlying funds.

The investment objectives of the portfolios are as follows:

o Income Portfolio seeks to provide its shareholders with a high level of current income. The Portfolio will invest primarily in bond mutual funds, including short- and long-term bond funds, government bond funds, high yield bond funds and global bond funds. The Portfolio may be suitable for investors with an investment time frame of 1-3 years or more.

o Conservative Portfolio seeks to provide its shareholders with current income and, as a secondary objective, long-term growth of capital by investing substantially in global bond funds, and, to a lesser extent, domestic and international equity funds. The Portfolio may be suitable for investors with an investment time frame of 3-5 years or more.

o Balanced Portfolio seeks to provide its shareholders with a balance of current income and growth of capital by investing in a mix of money market, domestic and global equity and bond funds. The Portfolio may be suitable for investors with an investment time frame of 5 years or more.

o Growth and Income Portfolio seeks to provide its shareholders with long-term growth of capital and modest income by investing primarily in domestic and global equity funds, and to a lesser extent, bond funds. The Portfolio may be suitable for investors with an investment time frame of 5 years or more.

o Growth Portfolio seeks to provide its shareholders with long-term growth of capital through investment in growth-oriented equity funds. The Portfolio may be suitable for investors with an investment time frame of 5 years or more.

PRINCIPAL RISKS

Each Portfolio's ability to achieve its objective(s) depends on the performance of the underlying funds in which it invests, as well as the allocation of the Portfolio's assets among these underlying funds. The performance of the underlying funds, in turn, depends upon the performance of the securities in which they invest.

Because the value of your investment will fluctuate, your shares, when sold, could be worth more or less than what you paid for them. Declines in either the stock or bond market or the underperformance of the underlying funds in comparison to other types of funds are some of the factors that may reduce the value of your investment. The portfolio management team's skill in choosing the appropriate mix of underlying funds determines in large part a Portfolio's ability to achieve its objective.

The Portfolios are designed to represent varying degrees of potential investment risk and reward. The more aggressive Portfolios are intended for investors with longer investment time frames and a high degree of risk tolerance. In pursuing higher investment returns, these Portfolios incur greater risks and more dramatic fluctuations in value. In contrast, the more conservative Portfolios may be suitable for investors with a shorter time frame and/or a lower risk tolerance.

EXPENSE INFORMATION

This information is designed to help you understand the costs of investing in the Portfolios. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in a Portfolio and the amount of your investment. You will find details about fee discounts and waivers in the Transaction Information section.

-------------------------------------------------------------------------------------------
                              INCOME PORTFOLIO
Shareholder Fees:  Fees charged directly to your account in the Portfolio for various transactions.
-------------------------------------------------------------------------------------------
                                                                      Class A    Class B
-------------------------------------------------------------------------------------------
Maximum Sales Charge on Purchases (as a percentage of offering price) 5.00%      NONE

-------------------------------------------------------------------------------------------
Maximum Sales Charge on Reinvested Dividends                          NONE       NONE

-------------------------------------------------------------------------------------------
Redemption Fees                                                       NONE       NONE

-------------------------------------------------------------------------------------------
Exchange Fees                                                         NONE       NONE

-------------------------------------------------------------------------------------------
Maximum Deferred Sales Charges (as a percentage of redemption         NONE(1)    4.00%
proceeds)

-------------------------------------------------------------------------------------------
(1) The  redemption  of Class A shares  purchased  at net asset  value under the
Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and 0.50% during the second year.

-------------------------------------------------------------------------------------------
Annual Portfolio operating expenses:  Estimated expenses paid by the Portfolio before it  distributes  its net  investment  income.  These are expressed as a percentage of the Portfolio's  average daily net assets for the initial fiscal year ended _________, 1999.
-------------------------------------------------------------------------------------------
                                                                      Class A    Class B
-------------------------------------------------------------------------------------------
Investment management fee                                               0.25%*    0.25%*

-------------------------------------------------------------------------------------------
Distribution (12b-1) fees                                                NONE      0.75%

-------------------------------------------------------------------------------------------
Other expenses (including an Administrative Services fee of 0.25%)       --%*      --%*

-------------------------------------------------------------------------------------------
Total Portfolio operating expenses                                       --%*      --%*

-------------------------------------------------------------------------------------------

* Until ________, the Adviser and certain of its subsidiaries have agreed to waive and/or reimburse all or portions of their fees payable by the Portfolio to the extent necessary so that the total annualized expenses of the Portfolio do not exceed ____% of average daily net assets. Because the Adviser and its subsidiaries have agreed to waive all or portions of their fees, annualized Portfolio expenses are: investment management fee ___%, other expenses ____% and total operating expenses ___% for the fiscal period ended ______."

-------------------------------------------------------------------------------------------
                           CONSERVATIVE PORTFOLIO
Shareholder Fees:  Fees charged directly to your account in the Portfolio for various transactions.
-------------------------------------------------------------------------------------------
                                                                      Class A    Class B
-------------------------------------------------------------------------------------------
Maximum Sales Charge on Purchases (as a percentage of offering price) 5.25%      NONE

-------------------------------------------------------------------------------------------
Maximum Sales Charge on Reinvested Dividends                          NONE       NONE

-------------------------------------------------------------------------------------------
Redemption Fees                                                       NONE       NONE

-------------------------------------------------------------------------------------------
Exchange Fees                                                         NONE       NONE

-------------------------------------------------------------------------------------------
Maximum Deferred Sales Charges (as a percentage of redemption         NONE(1)    4.00%
proceeds)

-------------------------------------------------------------------------------------------
(1) The  redemption  of Class A shares  purchased  at net asset  value under the
Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and 0.50% the second year.

-------------------------------------------------------------------------------------------
Annual Portfolio operating expenses:  Estimated expenses paid by the Portfolio before it  distributes  its net  investment  income.  These are expressed as a percentage of the Portfolio's  average daily net assets for the initial fiscal year ended _________, 1999.
-------------------------------------------------------------------------------------------
                                                                      Class A    Class B
-------------------------------------------------------------------------------------------
Investment management fee                                               0.25%*    0.25%*

-------------------------------------------------------------------------------------------
Distribution (12b-1) fees                                                NONE      0.75%

-------------------------------------------------------------------------------------------
Other expenses (including an Administrative Services fee of 0.25%)       --%*      --%*

-------------------------------------------------------------------------------------------
Total Portfolio operating expenses                                       --%*      --%*

-------------------------------------------------------------------------------------------

* Until ________, the Adviser and certain of its subsidiaries have agreed to waive and/or reimburse all or portions of their fees payable by the Portfolio to the extent necessary so that the total annualized expenses of the Portfolio do not exceed ____% of average daily net assets. Because the Adviser and its subsidiaries have agreed to waive all or portions of their fees, annualized Portfolio expenses are: investment management fee ___%, other expenses ____% and total operating expenses ___% for the fiscal period ended ______."


-------------------------------------------------------------------------------------------
                             BALANCED PORTFOLIO
Shareholder Fees:  Fees charged directly to your account in the Portfolio for various transactions.
-------------------------------------------------------------------------------------------
                                                                      Class A    Class B
-------------------------------------------------------------------------------------------
Maximum Sales Charge on Purchases (as a percentage of offering price) 5.75%      NONE

-------------------------------------------------------------------------------------------
Maximum Sales Charge on Reinvested Dividends                          NONE       NONE

-------------------------------------------------------------------------------------------
Redemption Fees                                                       NONE       NONE

-------------------------------------------------------------------------------------------
Exchange Fees                                                         NONE       NONE

-------------------------------------------------------------------------------------------
Maximum Deferred Sales Charges (as a percentage of redemption         NONE(1)    4.00%
proceeds)

-------------------------------------------------------------------------------------------
 (1) The  redemption  of Class A shares  purchased  at net asset value under the
Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and 0.50% the second year.

-------------------------------------------------------------------------------------------
Annual Portfolio operating expenses:  Estimated expenses paid by the Portfolio before it  distributes  its net  investment  income.  These are expressed as a percentage of the Portfolio's  average daily net assets for the initial fiscal year ended _________, 1999.
-------------------------------------------------------------------------------------------
                                                                      Class A    Class B
-------------------------------------------------------------------------------------------
Investment management fee                                               0.25%*    0.25%*

-------------------------------------------------------------------------------------------
Distribution (12b-1) fees                                                NONE      0.75%

-------------------------------------------------------------------------------------------
Other expenses (including an Administrative Services fee of 0.25%)       --%*      --%*

-------------------------------------------------------------------------------------------
Total Portfolio operating expenses                                       --%*      --%*

-------------------------------------------------------------------------------------------

* Until ________, the Adviser and certain of its subsidiaries have agreed to waive and/or reimburse all or portions of their fees payable by the Portfolio to the extent necessary so that the total annualized expenses of the Portfolio do not exceed ____% of average daily net assets. Because the Adviser and its subsidiaries have agreed to waive all or portions of their fees, annualized Portfolio expenses are: investment management fee ___%, other expenses ____% and total operating expenses ___% for the fiscal period ended ______."


-------------------------------------------------------------------------------------------
                         GROWTH AND INCOME PORTFOLIO
Shareholder Fees:  Fees charged directly to your account in the Portfolio for various transactions.
-------------------------------------------------------------------------------------------
                                                                      Class A    Class B
-------------------------------------------------------------------------------------------
Maximum Sales Charge on Purchases (as a percentage of offering price) 5.75%      NONE

-------------------------------------------------------------------------------------------
Maximum Sales Charge on Reinvested Dividends                          NONE       NONE

-------------------------------------------------------------------------------------------
Redemption Fees                                                       NONE       NONE

-------------------------------------------------------------------------------------------
Exchange Fees                                                         NONE       NONE

-------------------------------------------------------------------------------------------
Maximum Deferred Sales Charges (as a percentage of redemption         NONE(1)    4.00%
proceeds)

-------------------------------------------------------------------------------------------
(1) The  redemption  of Class A shares  purchased  at net asset  value under the
Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and .50% the second year.

-------------------------------------------------------------------------------------------
Annual Portfolio operating expenses:  Estimated expenses paid by the Portfolio before it  distributes  its net  investment  income.  These are expressed as a percentage of the Portfolio's  average daily net assets for the initial fiscal year ended _________, 1999.
-------------------------------------------------------------------------------------------
                                                                      Class A    Class B
-------------------------------------------------------------------------------------------
Investment management fee                                               0.25%*    0.25%*

-------------------------------------------------------------------------------------------
Distribution (12b-1) fees                                                NONE      0.75%

-------------------------------------------------------------------------------------------
Other expenses (including an Administrative Services fee of 0.25%)       --%*      --%*

-------------------------------------------------------------------------------------------
Total Portfolio operating expenses                                       --%*      --%*

-------------------------------------------------------------------------------------------

* Until ________, the Adviser and certain of its subsidiaries have agreed to waive and/or reimburse all or portions of their fees payable by the Portfolio to the extent necessary so that the total annualized expenses of the Portfolio do not exceed ____% of average daily net assets. Because the Adviser and its subsidiaries have agreed to waive all or portions of their fees, annualized Portfolio expenses are: investment management fee ___%, other expenses ____% and total operating expenses ___% for the fiscal period ended ______."


-------------------------------------------------------------------------------------------
                              GROWTH PORTFOLIO
Shareholder Fees:  Fees charged directly to your account in the Portfolio for various transactions.
-------------------------------------------------------------------------------------------
                                                                      Class A    Class B
-------------------------------------------------------------------------------------------
Maximum Sales Charge on Purchases (as a percentage of offering price) 5.75%      NONE

-------------------------------------------------------------------------------------------
Maximum Sales Charge on Reinvested Dividends                          NONE       NONE

-------------------------------------------------------------------------------------------
Redemption Fees                                                       NONE       NONE

-------------------------------------------------------------------------------------------
Exchange Fees                                                         NONE       NONE

-------------------------------------------------------------------------------------------
Maximum Deferred Sales Charges (as a percentage of redemption         NONE(1)    4.00%
proceeds)

-------------------------------------------------------------------------------------------
(1) The  redemption  of Class A shares  purchased  at net asset  value under the
Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and .50% the second year.

-------------------------------------------------------------------------------------------
Annual Portfolio operating expenses:  Estimated expenses paid by the Portfolio before it  distributes  its net  investment  income.  These are expressed as a percentage of the Portfolio's  average daily net assets for the initial fiscal year ended _________, 1999.
-------------------------------------------------------------------------------------------
                                                                      Class A    Class B
-------------------------------------------------------------------------------------------
Investment management fee                                               0.25%*    0.25%*

-------------------------------------------------------------------------------------------
Distribution (12b-1) fees                                                NONE      0.75%

-------------------------------------------------------------------------------------------
Other expenses (including an Administrative Services fee of 0.25%)       --%*      --%*

-------------------------------------------------------------------------------------------
Total Portfolio operating expenses                                       --%*      --%*

-------------------------------------------------------------------------------------------

* Until ________, the Adviser and certain of its subsidiaries have agreed to waive and/or reimburse all or portions of their fees payable by the Portfolio to the extent necessary so that the total annualized expenses of the Portfolio do not exceed ____% of average daily net assets. Because the Adviser and its subsidiaries have agreed to waive all or portions of their fees, annualized Portfolio expenses are: investment management fee ___%, other expenses ____% and total operating expenses ___% for the fiscal period ended ______."

Each Portfolio's shareholders will indirectly bear that Portfolio's pro rata share of fees and expenses charged by the underlying funds in which the Portfolio is invested. The investment returns of each Portfolio, therefore, will be net of that Portfolio's share of the expenses of the underlying funds in which the Portfolio is invested.

Example

This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. It illustrates the impact of the estimated fees and expenses on an account with an initial investment of $10,000, based on the range of expenses shown below borne by each Portfolio. This example assumes:

o    a 5% annual return

o    the reinvestment of all dividends and distributions that "annual Portfolio

o    operating expenses" remain the same each year.

Expected expense ratios are provided as a range since the average assets of the Portfolios invested in each of the underlying funds will fluctuate.


--------------------------------------------------------------------------------------
          Portfolio               Expense Range         1 year           3 years
--------------------------------------------------------------------------------------
Income Portfolio                     #%-#%          $                $
--------------------------------------------------------------------------------------
Conservative Portfolio               #%-#%          $                $
--------------------------------------------------------------------------------------
Balanced Portfolio                   #%-#%          $                $
--------------------------------------------------------------------------------------
Growth and Income Portfolio          #%-#%          $                $
--------------------------------------------------------------------------------------
Growth Portfolio                     #%-#%          $                $
--------------------------------------------------------------------------------------

A detailed description of the expense ratios for the underlying funds is provided in the Statement of Additional Information. You should not consider this example to be a representation of what expenses or returns were in the past or will be in the future. Actual expenses and returns vary from year to year, and may be higher or lower than those shown.

ABOUT THE PORTFOLIOS

PRINCIPAL STRATEGIES AND INVESTMENTS

Each Portfolio attempts to achieve its objective by allocating its assets among a select group of underlying funds. These underlying funds fall within three broad categories: equity funds (domestic and international), bond funds (domestic and international) and money market funds. (See "Underlying Funds" for a list of the available underlying funds.) The primary difference among the Portfolios is their asset allocations among these underlying funds. The Portfolios invest within the following investment ranges (ranges are expressed in terms of total assets):

o Income Portfolio invests 80-100% in bond funds and 0-20% in a money market fund, cash or cash equivalents. This Portfolio invests for current income, primarily in short- and long-term bond funds, government bond funds, high yield bond funds and global bond funds. This combination of investments attempts to provide a high level of current income.

o Conservative Portfolio invests 60-80% in bond funds, 20-40% in equity funds and 0-15% in a money market fund, cash or cash equivalents. This Portfolio invests primarily in domestic and global bond funds and, to a lesser extent, domestic and international equity funds. This combination of investments attempts to provide income and modest growth.

o Balanced Portfolio invests 40-60% in equity funds, 40-60% in bond funds and 0-10% in a money market fund, cash or cash equivalents. This Portfolio invests primarily in a blend of domestic and global equity and bond funds. This combination of investments attempts to provide a balance of current income and capital appreciation.

o Growth and Income Portfolio invests 60-80% in equity funds, 20-40% in bond funds and 0-10% in a money market fund, cash or cash equivalents. This Portfolio invests primarily in domestic and global equity funds, and to a lesser extent, bond funds. This combination of investments attempts to provide its shareholders with long-term growth of capital with modest current income.

o Growth Portfolio invests 95-100% in equity funds and 0-5% in a money market fund, cash or cash equivalents. This Portfolio invests primarily in growth-oriented equity funds. This combination of investments attempts to provide long-term growth of capital.

The portfolio management team uses fundamental and quantitative research to determine the appropriate underlying funds in which to invest and the percentage of the Portfolio's assets to invest in each of these underlying funds. The portfolio management team examines business and financial data of global economies and capital markets, as well as companies, industries and regions throughout the world in order to determine the appropriate investment mix for each Portfolio. A Portfolio may modify its investment allocation in the underlying funds in response to changing market conditions, to maintain or change the percentages of its investment mix, or to accommodate purchases and sales of its shares.

From time to time, each Portfolio may invest, without limit, in cash and cash equivalents for temporary defensive purposes. Because this defensive policy differs from each Portfolio's investment objective, a Portfolio may not achieve its goals during such a defensive period.

Except as otherwise indicated, each Portfolio's investment objective(s) and policies may be changed by the Board of Trustees of Farmers Investment Trust and without a vote of shareholders.

More information about investments and strategies of the Portfolios is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following its particular strategies, a Portfolio will achieve its objective.

RELATED RISKS

Each Portfolio's risks are directly related to the risks of the securities held by the underlying funds, as well as the proportion of the Portfolio's assets invested in each of these underlying funds. The principal risks of the securities held by the underlying funds include the following:

Stock Market Risk. The value of stocks will go up and down and it is possible that an investment in the stock market will lose money.

Compared to other classes of financial assets, such as bonds or cash equivalents, stocks have historically offered a greater potential for gain on your investment. However, the market value of stocks can fluctuate significantly, reflecting such things as the business performance of the issuing company, investors' perceptions of the company or the overall stock market and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless.

Bond Market Risk. The value of bonds will go up and down and it is possible that an investment in the bond market will lose money.

The principal risks involved with investments in bonds include interest rate risk, credit risk and pre-payment risk. Interest rate risk refers to the likely decline in the value of bonds as interest rates rise. Bonds with longer maturities are more sensitive to these interest rate changes. Credit risk refers to the risk that an issuer of a bond may default with respect to the payment of principal and/or interest. The lower a bond is rated, the more it is considered to be a speculative or risky investment. Pre-payment risk is associated with pooled debt securities, such as mortgage-backed securities and asset-backed securities. When the underlying assets (such as mortgages) are prepaid ahead of schedule, the return on the security will be lower than expected. Pre-payment usually increases when interest rates are falling.

Foreign Securities Risk. Investing in foreign securities involves risks in addition to those associated with investing in the U.S. To the extent that investments are denominated in foreign currencies, adverse changes in the value of foreign currencies may have a significant negative effect on returns from these investments. Investing in foreign securities also involves an increased risk of political and economic instability. These risks are even more prevalent with regard to investments in emerging markets.

Other risks of investing in foreign securities include limited information, higher brokerage costs, different accounting standards and thinner trading markets as compared to U.S. markets.

Inflation Risk. There is a possibility that the rising prices of goods and services may have the effect of lowering the real value of an underlying fund's total return. This is likely to have a greater impact on the returns of bond funds and money market funds, which historically have had more modest gains than equity funds.

Manager's Risk. There is a risk that an underlying fund may not achieve its objective because its portfolio management team may not effectively execute the underlying fund's investment strategies.

THE UNDERLYING FUNDS

Each Portfolio may invest in underlying funds that may or may not be affiliated with the Portfolio. The underlying funds include:

Equity Funds

Janus 20

Scudder Growth and Income Fund

Scudder Small Company Value Fund

Scudder International Fund

Kemper-Dreman High Return Equity Fund (Class A)

Templeton Developing Markets I

Bond Funds

PIMCO Low Duration Administrative Shares

Scudder Income Fund

Kemper Government Securities Fund (Class A)

Kemper High Yield Fund (Class A)

PIMCO Foreign Bond Administrative Shares

Money Market Fund

Cash Account Trust Money Market Portfolio (Reserve Shares)

There can be no assurance that any of the underlying funds' objectives will be met. Additional information regarding the investment practices of the affiliated underlying funds is located in the section of the Statement of Additional Information entitled "Investment Objectives and Policies - The Underlying Funds". Prospectuses for the affiliated underlying funds may be obtained without charge by writing Farmers Sales & Service Support Unit, 222 South Riverside Plaza, Chicago, IL 60606-5808, or by calling 1-800-621-1048. This prospectus does not offer shares of any of the underlying funds.

The following is a concise description of the investment objectives and strategies for each of the affiliated underlying funds:

The following Underlying Fund is an equity mutual fund that seeks a combination of income and growth of capital.

Scudder Growth and Income Fund seeks long-term growth of capital, current income and growth of income. The Fund invests primarily in common stocks, preferred stocks and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying current dividends. Many of these companies are mainstays of the U.S. economy.

The following underlying funds are equity mutual funds that seek long-term growth of capital.

Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies. The Fund is actively managed using a disciplined, value-oriented investment management approach. In
addition,   the  Fund  takes  a  diversified  approach  to  investing  in  small capitalization issues, often participating in over 100 small companies representing a variety of U.S. industries.

Scudder International Fund seeks long-term growth of capital primarily from foreign equity securities. The Fund generally invests in equity securities of established companies, listed on foreign exchanges. The Fund intends to diversify investments among several countries and to have represented in the portfolio, in substantial proportions, business activities in not less than three different countries other than the U.S.

Kemper-Dreman High Return Equity Fund (Class A) seeks to achieve a high rate of total return. The Fund invests primarily in common stocks of larger, listed companies with a record of earnings and dividends, low price-earnings ratios, reasonable returns on equity, and sound finances which appear to have intrinsic value.

The Fund generally invests in common stocks that pay relatively high dividends, i.e. comparable to the dividend yield of Standard & Poor's 500 Composite Stock Index.

The following underlying funds are bond mutual funds that primarily seek to provide current income.

Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds. The Fund invests primarily in a broad range of high-grade, income-producing securities such as corporate bonds and government securities. The majority of the Fund's assets are usually invested in intermediate- and long-term fixed-income securities.

Kemper Government Securities Fund (Class A) seeks high current return consistent with preservation of capital from a portfolio composed primarily of U.S. Government securities. Under normal market conditions, the Fund invests at least 65% of its total assets in U.S. Government securities and repurchase agreements of U.S. Government securities. In addition, the Fund seeks to enhance income through limited investment (up to 35% of total assets) in fixed income securities other than U.S. Government securities.

Kemper High-Yield Fund (Class A) seeks to provide a high level of current income by investing in fixed-income securities. Fixed income obligations in which the Fund invests include corporate debt securities, U.S. and Canadian Government securities, obligations of U.S. and Canadian banking institutions, convertible securities, assignments or participations in loans, preferred stock, and cash and cash equivalents, including repurchase agreements. The fixed income securities purchased by the Fund may include those in the lower rating categories of the established rating services and those that are non-rated.

The following Underlying Fund is the only money market fund in which a Portfolio may invest and will likely serve as the primary cash reserve portion of each Portfolio.

Cash Account Trust Money Market Portfolio (Reserve Shares) seeks maximum current income consistent with stability of capital. The Fund invests in a portfolio of high quality short-term money market instruments, primarily commercial paper and bank obligations. The Fund is designed to maintain a constant $1.00 share price while providing monthly income.

INVESTMENT MANAGER

Each Portfolio retains the investment management firm of Scudder Kemper Investments, Inc., Two International Place, Boston, MA 02110-4103, to manage its daily investment and business affairs subject to the policies established by the Board of Trustees. The Adviser actively manages your investment in a Portfolio.

Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team of investment professionals, who each plays an important role in the Portfolio's management process, manages each Portfolio. Team members work together to develop investment strategies and select securities for the Portfolio. The Adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad supports them. We believe our team approach benefits portfolio investors by bringing together many disciplines and leveraging our extensive resources.

PORTFOLIO MANAGEMENT

The following investment professionals are associated with each Portfolio as indicated:

--------------------------------------------------------------------------------------
                              Joined the
Name and Title                 Portfolio   Responsibilities and Background
--------------------------------------------------------------------------------------
 Philip S. Fortuna, Lead     January 1999  Mr.  Fortuna  has  responsibility  for the
 Portfolio Manager                         Portfolio's   day-to-day   management  and
                                           investment    strategies.    Mr.   Fortuna
                                           joined   the   Adviser   in  1986  and  is
                                           currently   director   of  the   Adviser's
                                           quantitative group.
--------------------------------------------------------------------------------------
 Shahram Tajbakhsh,          January 1999  [TO BE UPDATED].
 Portfolio Manager
--------------------------------------------------------------------------------------

ADMINISTRATIVE SERVICES

Kemper Distributors, Inc., a subsidiary of the Adviser, is the principal underwriter and distributor of the Portfolios' shares and acts as agent of the Portfolios in the sale of their shares. The Distributor also provides information and administrative services for shareholders of each Portfolio pursuant to an administrative service agreement. For services under the administrative agreement, each Portfolio pays the Distributor a fee, payable monthly, at the annual rate of up to 0.25% of average daily net assets of Class A and Class B shares of such Portfolio. The Distributor may engage other firms to provide information and administrative services for shareholders of each Portfolio. The Distributor pays each such firm a service fee at an annual rate of up to 0.25% of net assets of Class A and Class B shares maintained and serviced by the firm. Firms to which service fees may be paid include broker-dealers affiliated with the Distributor.

YEAR 2000 ISSUE

Like other mutual funds and financial and business organizations worldwide, the Portfolios could be adversely affected if computer systems on which the Portfolios rely, which primarily include those used by the Adviser, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 issue.
Failure to successfully address the Year 2000 issue could result in interruptions to and other material adverse effects on the Portfolios' businesses and operations. The Adviser has commenced a review of the Year 2000 issue as it may affect the Portfolios and is taking steps it believes are reasonably designed to address the Year 2000 issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 issue will not have an adverse effect on the companies whose securities are held by the Portfolios, the underlying funds or on global markets or economies generally.

EURO CONVERSION

The planned introduction of a new European currency, the Euro, may result in uncertainties for European securities in the markets in which they trade and with respect to the operation of the Portfolios. Currently, the Euro is expected to be introduced on January 1, 1999 by eleven European countries who are members of the European Economic and Monetary Union (EMU). The introduction of the Euro will result in the redenomination of European debt and equity securities over a period of time, which may result in various accounting differences and/or tax treatments that otherwise would not likely occur. Additional questions are raised by the fact that certain other EMU members, including the United Kingdom, will not officially be implementing the Euro on January 1, 1999. If the introduction of the Euro does not take place as planned, there could be negative effects, such as severe currency fluctuations and market disruptions.

The Adviser is working to address Euro-related issues and understands that other key service providers are taking similar steps. At this time, however, no one knows precisely what the degree of impact will be. To the extent that the market impact or effect on a portfolio holding is negative, it could hurt a Portfolio's performance.

DISTRIBUTIONS AND TAXES

Dividends and capital gains distributions

The Conservative, Income and Balanced Portfolios each intend to distribute dividends from net investment income quarterly in April, July, October and December. The Growth and Income Portfolio and the Growth Portfolio each intend to distribute net investment income in November or December. Each Portfolio intends to distribute net realized capital gains, if any, in November or December to prevent application of federal excise tax, although an additional distribution may be made within three months of a Portfolio's fiscal year end, if necessary.

Income and capital gain dividends, if any, of a Portfolio will be credited to shareholder accounts in full and fractional shares of the same class of that Portfolio at net asset value on the reinvestment date, except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:

1. To receive income and short-term capital gain dividends in cash and long-term capital gain dividends in shares of the same class at net asset value; or

2.   To receive income and capital gain dividends in cash.


Any dividends of a Portfolio that are reinvested will normally be reinvested in shares of the same class of that same Portfolio. However, by writing to the Shareholder Service Agent, you may choose to have dividends invested in shares of the same class of another Portfolio at the net asset value of that class and Portfolio. To use this privilege, you must maintain a minimum account value of $1,000 in the Portfolio distributing the dividends. The Portfolios will reinvest dividend checks (and future dividends) in shares of that same Portfolio and class if checks are returned by the United States Postal Service as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the same Portfolio unless you request that such policy not be applied to your account.

TAXES

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to shareholders as long-term capital gains, regardless of the length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Distributions received by a Portfolio from an Underlying Fund generally will be ordinary income dividends, included in that Portfolio's net investment income, if paid from the Underlying Fund's net investment income, short-term capital gains or other taxable income. Distributions paid from an Underlying Fund's long-term capital gains, however, generally will be treated by a Portfolio as long-term capital gains. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations.

Unless your investment is in a tax-deferred account, you may want to avoid investing a large amount close to the date of a Portfolio's distribution because you may receive part of your investment back as a taxable distribution.

Each Portfolio sends detailed tax information to its shareholders about the amount and type of its distributions by January 31 of the following year.


ABOUT YOUR INVESTMENT

TRANSACTION INFORMATION

Share Price

Scudder Fund Accounting Corporation determines the net asset value per share of each Portfolio as of the close of regular trading on the New York Stock Exchange
(NYSE), normally 4 p.m., Eastern time, on each day the NYSE is open for trading. Net asset value per share is calculated by dividing the value of total assets, less all liabilities, by the total number of shares outstanding. Market prices are used to determine the value of a Portfolio's assets, but when no reliable market quotations are available, a Portfolio may use valuation procedures established by its Board.

To the extent that the underlying funds invest in foreign securities, these securities may be listed on foreign exchanges that trade on days when the Portfolios do not price their shares. As a result, the net asset value of a Portfolio may change at a time when shareholders are not able to purchase or redeem shares.

The net asset value per share of each Portfolio is the value of one share and is determined separately for each class by dividing the value of a Portfolio's net assets attributable to that class by the number of shares of that class outstanding. The per share net asset value of the Class B shares of a Portfolio will generally be lower than that of the Class A shares of the Portfolio because of the higher expenses borne by the Class B shares.

Processing Time

All requests to buy and sell shares that are received in good order by the Portfolios' transfer agent by the close of regular trading on the NYSE are executed at the net asset value per share calculated at the close of trading that day (subject to any applicable sales load or contingent deferred sales charge). Orders received by dealers or other financial services firms prior to the determination of net asset value and received by the Portfolios' transfer agent prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased.

Payments for shares you sell will be made in cash as promptly as practicable. When you place an order to sell shares for which a Portfolio may not yet have received good payment (i.e., purchases by check, Bank Direct Deposit or AutoBuy purchase), a Portfolio may delay transmittal of the proceeds until it has determined that collected funds have been received for the purchase of such shares. This may be up to 10 days from receipt by a Portfolio of the purchase amount. The redemption of shares within certain time periods may be subject to contingent deferred sales charges, as noted above.

Signature Guarantee

A signature guarantee is required when you sell more than $50,000 worth of shares. You can obtain one from most brokerage houses and financial institutions, although not from a notary public. The Portfolios will normally send the proceeds within one business day following your request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase Restrictions

Purchases and sales should be made for long-term investment purposes only. The Portfolios and their transfer agent each reserves the right to reject purchases of Portfolio shares (including exchanges) for any reason, including when there is evidence of a pattern of frequent purchases and sales made in response to short-term fluctuations in a Portfolio's share price. The Portfolios reserve the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders. Also, from time to time, each Portfolio may temporarily suspend the offering of shares of any Portfolio or class of a Portfolio to new investors. During the period of such suspension, persons who are already shareholders of such Portfolio or class of a Portfolio normally are permitted to continue to purchase additional shares of such Portfolio or class and to have dividends reinvested.

Minimum Balances

The minimum initial investment for each Portfolio is [$1,000] and the minimum subsequent investment is [$100.] The minimum initial investment for an Individual Retirement Account is [$250] and the minimum subsequent investment is [$50.] Under an automatic investment plan, such as Auto Buy, Payroll Direct Deposit or Government Direct Deposit, the minimum initial and subsequent investment is [$50.] These minimum amounts may be changed at any time in management's discretion.

Because of the high cost of maintaining small accounts, the Portfolios may assess a quarterly fee of $9 on an account with a balance below $1,000 for the quarter. The fee will not apply to accounts enrolled in an automatic investment program, Individual Retirement Accounts or employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent.

Redemption-in-kind

The Portfolios reserve the right to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities. These securities will be chosen by the Portfolio and valued as they are for purposes of computing the Portfolio's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

Rule 12b-1 Plan

Each Portfolio has adopted a plan under Rule 12b-1 that provides for fees payable as an expense of the Portfolio's Class B shares that are used by the Distributor to pay for distribution services for those shares. Because 12b-1 fees are paid out of Portfolio assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than other types of sales charges.

CHOOSING A SHARE CLASS

Each Portfolio provides investors with the option of purchasing shares in the following ways:

Class A Shares      Class A shares are offered at net asset value plus a maximum sales charge of 5.00% of the  offering  price for the Income
                    Portfolio,  5.25% of the offering price for the Conservative
                    Portfolio and 5.75% of the offering price for Balanced, Growth and Income, and Growth Portfolios. (See "Expense
                    Information for the Portfolios.") Reduced sales charges apply to purchases of $50,000 or more. Class A shares purchased at net asset value under the Large Order NAV
                    Purchase Privilege may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase and a 0.50% contingent deferred sales charge if redeemed during the second year following purchase.

Class B Shares        Class B shares are  offered at net asset  value,
                      subject to a Rule 12b-1 distribution fee and a contingent deferred sales charge applied to the value of shares redeemed within six years of purchase. The contingent deferred sales charge is computed at the following rates:.

                        Year of Redemption                Contingent Deferred
                        After Purchase                       Sales Charge

                        First                                     4%
                        Second                                    3%
                        Third                                     3%
                        Fourth                                    2%
                        Fifth                                     2%
                        Sixth                                     1%

                      Class B shares automatically convert to Class A shares six years after issuance.

When placing purchase orders, investors must specify whether the order is for Class A or Class B shares. If a class of shares is not specified on the account application, Class A shares will be purchased for an investor. Each class of shares represents interests in the same portfolio of investments of a Portfolio.

The decision as to which class to choose depends on a number of factors, including the amount and intended duration of the investment. Investors that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than six years might consider Class B shares. For more information about the two sales arrangements, consult your financial representative or the Shareholder Service Agent. Be aware that financial services firms may receive different compensation depending upon which class of shares they sell.

SPECIAL FEATURES

Class A Shares -- Combined Purchases. Each Portfolio's Class A shares (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of the Portfolios.

Class A Shares -- Letter of Intent. The same reduced sales charges for Class A shares also apply to the aggregate amount of purchases made by any purchaser within a 24-month period under a written Letter of Intent provided by the Distributor. The Letter of Intent, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period.

Class A Shares -- Cumulative Discount. Class A shares of a Portfolio may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of a Portfolio being purchased, the value of all Class A shares of the above mentioned Portfolios (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

Exchange Privilege -- General. Shareholders of Class A and Class B shares may exchange their shares for shares of the corresponding class of another Portfolio. Shares of a Portfolio with a value in excess of $1,000,000 acquired by exchange from another Portfolio may not be exchanged thereafter until they have been owned for 15 days (the "15 Day Hold Policy").

For purposes of determining any contingent deferred sales charge that may be imposed upon the redemption of the shares received on exchange, amounts exchanged retain their original cost and purchase date.

BUYING SHARES

Class A Shares

Public
Offering Price.                                Sales Charge      Sales Charge
Including Sales  Income Portfolio              as a % of         as a % of Net
Charge           Amount of Purchase            Offering Price    Amount Invested
------           ------------------            --------------    ---------------

                 Less than $50,000                 5.00%
                 $50,000 but less than $100,000
                 $100,000 but less than $250,000
                 $250,000 but less than $500,000   0.00**
                 $500,000 but less than $1 million
                 $1 million and over

                 **Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

Public
Offering Price.                                Sales Charge      Sales Charge
Including Sales  Conservative Portfolio        as a % of         as a % of Net
Charge           Amount of Purchase            Offering Price    Amount Invested
------           ------------------            --------------    ---------------

                 Less than $50,000                  5.25%
                 $50,000 but less than $100,000
                 $100,000 but less than $250,000
                 $250,000 but less than $500,000    0.00**
                 $500,000  but less than $1 million
                 $1 million and over

                 **Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

Public           Balanced Portfolio
Offering Price.  Growth and Income Portfolio   Sales Charge      Sales Charge
Including Sales  Growth Portfolio              as a % of         as a % of Net
Charge           Amount of Purchase            Offering Price    Amount Invested
------           ------------------            --------------    ---------------
                 Less than $50,000                 5.75%
                 $50,000 but less than $100,000    4.50
                 $100,000 but less than $250,000   3.50
                 $250,000 but less than  $500,000  2.60
                 $500,000 but less than $1 million 2.00
                 $1 million and over               0.00**

                 **Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

NAV Purchases  Class A shares  of a  Portfolio  may be  purchased  at net  asset value by:

               o    shareholders   in   connection   with  the   investment   or
                    reinvestment of income and capital gain dividends

               o a participant-directed qualified retirement plan or a participant-directed non-qualified deferred compensation plan or a participant-directed qualified retirement plan which is not sponsored by a K-12 school district, provided in each case that such plan has not less than 200 eligible employees

               o any purchaser with Portfolio investment totals of at least $1,000,000

               o officers, trustees, directors, employees (including retirees) and sales representatives of a Fund, its investment manager, its principal underwriter or certain affiliated companies, for themselves or members of their families

               o registered representatives and employees of broker-dealers having selling group agreements with the Distributor

               o officers, directors and employees of service agents of the Portfolios

               o selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to the Portfolios pursuant to an agreement with the Distributor or one of its affiliates

               o in connection with the acquisition of the assets of or merger or consolidation with another investment company

               o any trust, pension, profit-sharing or other benefit plan for only such persons.

Contingent A contingent deferred sales charge may be imposed upon redemption Deferred Sales of Class A shares purchased under the Large Order NAV Purchase
Charge         Privilege as follows: 1% if they are redeemed within one  year of purchase  and 0.50% if  redeemed during the second year following purchase.  The charge  will  not be  imposed  upon  redemption of
               reinvested  dividends  or  share  appreciation.   The  contingent
               deferred  sales  charge will be waived in the event of:

               o redemptions under a Portfolio's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account

               o    redemption   of  shares  of  a   shareholder   (including  a
                    registered joint owner) who has died

               o redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration)

               o redemptions by a participant-directed qualified retirement plan or a participant-directed non-qualified deferred compensation plan or a participant-directed qualified retirement plan which is not sponsored by a K-12 school district

               o redemptions by employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent

               o redemptions of shares whose dealer of record at the time of the investment notifies the Distributor that the dealer waives the commission applicable to such Large Order NAV Purchase

Distribution Fee    None

Exchange       Class A shares may be exchanged for Class A shares of another
Privilege      Portfolio at their relative net asset values.

               Class A shares purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of any Portfolio without paying any contingent deferred sales charge. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed.

Class B Shares

Public         Net asset value per share  without any sales charge at the time
Offering       of purchase
Price

Contingent     A contingent  deferred sales charge may be imposed upon
Deferred Sales redemption of Class B shares.  There is no such charge upon
Charge         redemption of any share appreciation or reinvested dividends.
               The charge is computed at the following rates applied to the value of the shares redeemed excluding amounts not subject to the charge.

               Year of Redemption First Second Third Fourth Fifth Sixth After Purchase:
               ---------------------------------------------------------------
               Contingent Deferred   4%    3%      3%     2%      2%     1%
               Sales Charge:
               ---------------------------------------------------------------
               The contingent deferred sales charge will be waived:

               o for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's IRA accounts).

               o for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(2)(A)(iv) prior to age 59 1/2

               o in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed

               o in the event of the death of the shareholder (including a registered joint owner)

               The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent:

               o redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege)

               o redemptions in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in a Portfolio

               o redemptions in connection with distributions qualifying under the hardship provisions of the Code

               o redemptions representing returns of excess contributions to such plans

Distribution Fee 0.75%

Conversion     Class B shares of a Portfolio will automatically convert to
Feature        Class A shares of the same Portfolio six years after issuance on the basis of the  relative  net asset  value  per  share.  Shares
               purchased   through  the  reinvestment  of  dividends  and  other
               distributions   paid  with   respect  to  Class  B  shares  in  a
               shareholder's Portfolio account will be converted to Class A shares on a pro rata basis.

Exchange       Class  B  shares  of a Portfolio  may be  exchanged  for  Class B
Privilege      shares  of another  Portfolio at their  relative net asset values without a contingent deferred sales charge.

SELLING AND EXCHANGING SHARES

General

Any shareholder may require a Portfolio to redeem his or her shares. When the Portfolios' transfer agent holds shares for the account of a shareholder, the shareholder may redeem them by sending a written request with a signature guarantee to Farmers Investment Trust, Attention: Redemption Department, P.O. Box [ ], Kansas City, Missouri 64141-6557.

Repurchases (confirmed redemptions)

A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to the Distributor which each Portfolio has authorized to act as its agent. There is no charge by the Distributor with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. The offer to repurchase may be suspended at any time. Requirements as to payments and delay of payments are the same as for redemptions.

Reinvestment Privilege

Under certain circumstances, a shareholder that has redeemed Class A shares may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in Class A shares. The reinvestment privilege may be terminated or modified at any time.

Additional information about the Portfolios may be found in the Statement of Additional Information and in shareholder reports. The Statement of Additional Information contains more detailed information on Portfolio investments and operations. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the Portfolios' performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These documents may be obtained without charge from the following sources:


    ---------------------------------------------------------------------------
    By Phone:                               In Person:
    ---------------------------------------------------------------------------
         1-800-621-1048                        Public Reference Room
                                               Securities and Exchange
                                               Commission, Washington, D.C.
                                               (Call 1-800-SEC-0330
                                               for more information).
     ---------------------------------------------------------------------------
    By Mail:                                By Internet:
    ----------------------------------------------------------------------------
     Farmers Sales & Service Support Unit      http://www.sec.gov
         222 Riverside Plaza
         Chicago, IL  60606-5808
         Or
    ---------------------------------------------------------------------------
         Public Reference Section
         Securities and Exchange
         Commission, Washington, D.C.
         20549-6009
         (a duplication fee is charged)
    ---------------------------------------------------------------------------

The Statement of Additional Information is incorporated by reference into this prospectus (is legally a part of this prospectus).

Investment Company Act file numbers:

          Farmers Investment Trust                                       811-XXX

Printed with SOYINK        Printed on recycled paper          xx-xx-xxx (codes)

                            FARMERS INVESTMENT TRUST
                             Two International Place
                           Boston, Massachusetts 02110

                  Farmers Investment Trust is a professionally
                managed, open-end investment company that offers
                        five [Farmers Funds] portfolios.

                                INCOME PORTFOLIO
                             CONSERVATIVE PORTFOLIO
                               BALANCED PORTFOLIO
                           GROWTH AND INCOME PORTFOLIO
                                GROWTH PORTFOLIO






--------------------------------------------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION

                                January 15, 1999



--------------------------------------------------------------------------------

         This combined Statement of Additional Information is not a prospectus. The combined prospectus of [Farmers Funds] Portfolios dated January 15, 1999, as amended from time to time, may be obtained without charge by writing to Farmers Sales & Service Support Unit, 222 South Riverside Plaza, Chicago, IL 60606-5808; or by calling 1-800-621-1048.

         The Statement of Assets and Liabilities of each [Farmers Funds] Portfolio dated January __, 1999, is incorporated by reference and are hereby deemed to be part of this Statement of Additional Information.

                                TABLE OF CONTENTS

                                                                                                                   Page

FARMERS INVESTMENT TRUST INVESTMENT OBJECTIVES AND POLICIES...........................................................1
         General Investment Objectives and Policies...................................................................1
         The Underlying Funds.........................................................................................1
         Risk Factors of the Portfolios...............................................................................1
         Risk Factors of the Underlying Funds.........................................................................5
         Investment Restrictions of the Portfolios....................................................................5

PURCHASE OF SHARES....................................................................................................6

REDEMPTION OR REPURCHASE OF SHARES....................................................................................9
         Redemption by Mail or Fax...................................................................................12
         Redemption-in-Kind..........................................................................................12

SPECIAL FEATURES.....................................................................................................12

ADDITIONAL TRANSACTION INFORMATION...................................................................................15
         Share Certificates..........................................................................................16
         Other Information...........................................................................................17

FEATURES AND SERVICES OFFERED BY THE TRUST...........................................................................17
         Reports to Shareholders.....................................................................................17
         Transaction Summaries.......................................................................................17

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS............................................................................18

PERFORMANCE INFORMATION..............................................................................................18
         Average Annual Total Return.................................................................................18
         Cumulative Total Return.....................................................................................19
         SEC Yields of Income Portfolio, Conservative Portfolio and Balanced Portfolio...............................19
         Total Return................................................................................................19

TRUST ORGANIZATION...................................................................................................19

INVESTMENT ADVISER...................................................................................................21
         Personal Investments by Employees of the Adviser............................................................23
         Investment Management Fees..................................................................................23

[SPECIAL SERVICING AGREEMENT]........................................................................................24

TRUSTEES AND OFFICERS [TO BE UPDATED]................................................................................25

[REMUNERATION - TO BE UPDATED].......................................................................................26

PRINCIPAL UNDERWRITER................................................................................................26

ADMINISTRATIVE SERVICES..............................................................................................26

CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT..............................................................22

FUND ACCOUNTING AGENT................................................................................................22

TAXES................................................................................................................27
         Taxation of the Portfolios and Their Shareholders...........................................................27
         Taxation of the Underlying Funds............................................................................29

PORTFOLIO TRANSACTIONS...............................................................................................30
         Portfolio Turnover..........................................................................................30

NET ASSET VALUE......................................................................................................30

ADDITIONAL INFORMATION...............................................................................................31
         Experts.....................................................................................................31
         Shareholder Indemnification.................................................................................31
         Other Information...........................................................................................31

                                       i





                          TABLE OF CONTENTS (continued)
                                                                                                                   Page

FINANCIAL STATEMENTS.................................................................................................32

GLOSSARY

           FARMERS INVESTMENT TRUST INVESTMENT OBJECTIVES AND POLICIES

           (See "Portfolio Summaries" in the Portfolios' prospectus.)

General Investment Objectives and Policies

         The Farmers Investment Trust (the "Trust") consists of five professionally managed investment portfolios -- Income Portfolio, Conservative Portfolio, Balanced Portfolio, Growth and Income Portfolio, and Growth Portfolio (each a "Portfolio" and collectively the "Portfolios"). Rather than investing in individual securities like a traditional mutual fund, each Portfolio seeks to achieve its particular objective by investing in a carefully selected combination of established, open-end mutual funds (the "Underlying Funds"), that in turn invest in a wide range of securities. Therefore, an investment in one of the Portfolios may be diversified over hundreds, or even thousands, of individual securities. Each Portfolio may invest in Underlying Funds that may or may not be affiliated with the Portfolios. The portfolio management team for each Portfolio allocates investments based on the outlook of the Portfolio's investment adviser, Scudder Kemper Investments, Inc., (the "Adviser") for the financial markets, world economies and the relative performance potential of the Underlying Funds. The investment objectives of the Portfolios are as follows:

o Income Portfolio seeks to provide its shareholders with a high level of current income. The Portfolio will invest primarily in bond mutual funds, including short- and long-term bond funds, government bond funds, high yield bond funds and global bond funds.

o Conservative Portfolio seeks to provide its shareholders with current income and, as a secondary objective, long-term growth of capital by investing substantially in global bond funds, and to a lesser extent, domestic and international equity funds.

o Balanced Portfolio seeks to provide its shareholders with a balance of current income and growth of capital by investing in a mix of money market, domestic and global equity and bond funds.

o Growth and Income Portfolio seeks to provide its shareholders with a combination of capital appreciation and current income by investing primarily in domestic and global equity funds, and to a lesser extent, bond funds.

o Growth Portfolio seeks to provide its shareholders with long-term growth of capital through investment in growth-oriented equity funds.

         The Portfolios may also invest in money market instruments to provide for redemptions and for temporary or defensive purposes. It is impossible to accurately predict how long such alternate strategies may be utilized. Achievement of each Portfolio's objective cannot be assured. The Portfolios may each borrow money for temporary, emergency or other purposes, including investment leverage purposes, as determined by the Trustees. The Investment Company Act of 1940 (the "1940 Act") requires borrowings to have 300% asset coverage.

           The   Portfolios   may  each  also  enter  into  reverse   repurchase
agreements.

Risk Factors of the Portfolios

         Each Portfolio's ability to achieve its objective depends on the performance of the Underlying Funds in which it invests, as well as the allocation of the Portfolio's assets among the Underlying Funds. The performance of the Underlying Funds, in turn, depends upon the performance of the securities in which they invest.

         Because the value of your investment will fluctuate, your shares, when sold, could be worth less than what you paid for them. Declines in either the stock or bond market and the underperformance of the Underlying Funds in which a Portfolio invests in comparison to other types of funds are some of the factors that may reduce the value of your investment. The portfolio management team's skill in choosing the appropriate mix of Underlying Funds determines in large part a Portfolio's ability to achieve its objective.

         In addition to each Portfolio's performance, the risks associated with each Portfolio are also directly related to the Underlying Funds in which it invests, and more specifically the types of individual securities held by the Underlying Funds. The Portfolios are designed to represent varying degrees of potential investment risk and reward. The more aggressive Portfolios are designed for investors with longer time frames and a high degree of risk tolerance because in pursuing higher investment returns, these Portfolios incur greater risks and more dramatic fluctuations in value. In contrast, the more conservative Portfolios are designed for investors with shorter time frames and a low degree of risk tolerance.

The Underlying Funds

         Each Portfolio will purchase or sell securities to: (a) accommodate purchases and sales of each Portfolio's shares, (b) change the percentages of each Portfolio's assets invested in each of the Underlying Funds in response to changing market conditions, and (c) maintain or modify the allocation of each Portfolio's assets in accordance with the investment mixes described below.

         Portfolio managers will allocate Portfolio assets among the Underlying Funds in accordance with predetermined percentage ranges, based on the Adviser's outlook for the financial markets, the world's economies and the relative performance potential of the Underlying Funds. The Underlying Funds have been selected to represent a broad spectrum of investment options for the Portfolios, subject to the following investment ranges: Income Portfolio: 80-100% in bond funds, 0% in equity funds and 0-20% in a money market fund; Conservative
Portfolio: 60-80% in bond funds, 20-40% in equity funds and 0-15% in a money market fund; Balanced Portfolio: 40-60% in equity funds, 20-40% in bond funds and 0-10% in a money market fund; Growth and Income Portfolio: 60-80% in equity funds, 20-40% in bond funds and 0-10% in a money market fund; Growth Portfolio:
95-100% in equity funds, 0% in bond funds and 0-5% in a money market fund.

         Each Portfolio may invest in Underlying Funds that may or may not be affiliated with the Adviser. The Underlying Funds include, but are not limited to: Janus 20, Cash Account Money Market Portfolio (Reserve Shares), Scudder Income Fund, PIMCO Low Duration Administrative Shares, Kemper Government Securities Fund (Class A), Kemper High Yield Fund (Class A), PIMCO Foreign Bond Administrative Shares, Scudder Growth and Income Fund, Scudder International Fund, Scudder Small Company Value Fund, Kemper-Dreman High Return Equity Fund (Class A) and Templeton Developing Markets I. The following is a concise description of the investment objectives and strategies for each of the affiliated Underlying Funds:

The following Underlying Fund is the money market fund in which a Portfolio may invest and will likely serve as the primary cash reserve portion of each Portfolio.

[Cash Account Trust Money Market Portfolio (Reserve Shares) [TO BE UPDATED] seeks maximum current income to the extent consistent with stability of capital from a portfolio primarily of commercial paper and bank obligations. The Fund is designed for investors who want to avoid the fluctuations of principal commonly associated with equity or long-term bond investments.]

The following Underlying Funds are bond mutual funds which primarily seek to provide current income or total return.

Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds. The Fund invests primarily in a broad range of high-grade, income-producing securities such as corporate bonds and government securities. Under normal market conditions, the Fund will invest at least 65% of its assets in securities rated within the three highest quality rating categories of Moody's Investors Service ("Moody's") (Aaa, Aa and A) or Standard & Poor's Corporation ("S&P") (AAA, AA and A), or if unrated, in bonds judged by the Adviser, to be of comparable quality at the time of purchase. The Fund may invest up to 20% of its assets in debt securities rated lower than Baa 3 or BBB or, if unrated, of equivalent quality as determined by the Adviser. The Fund will not purchase bonds rated below B by Moody's or S&P or their equivalent.

Scudder Income Fund may invest in bonds, notes, zero coupon securities, adjustable rate bonds, convertible bonds, preferred and convertible preferred securities, U.S. Government securities, commercial paper, debt securities issued by real estate investment trusts ("REITs"), mortgage and asset-backed securities and other money market instruments and illiquid securities such as certain securities issued in private placements, foreign securities and certificates of deposit issued by foreign and domestic branches of U.S. banks. It may also
invest  in  warrants,   when-issued  or  forward  delivery
securities, indexed securities, repurchase agreements, reverse repurchase agreements, and may engage in dollar-roll transactions, securities lending and strategic transactions including derivatives.

Kemper Government Securities Fund (Class A) [TO BE UPDATED] seeks high current income, liquidity and security of principal by investing in a Portfolio of U.S. government securities. The Fund offers investors the potential for a high level of income from a high credit quality Portfolio. The Fund seeks high current income by investing in U.S. Treasuries and U.S. mortgage-backed securities such as GNMAs (Ginnie Mae) and FNMAs (Fannie Mae).

Kemper High-Yield Fund (Class A) [TO BE UPDATED] seeks a high level of current income from a highly diversified portfolio of fixed-income securities, consistent with reasonable risk. The Fund invests primarily in corporate bonds with high yield potential and seeks portfolio growth through reinvestment of income. Investment in corporate bonds generally involves less risk than investment in equities. The Adviser's utilizes complete credit analysis, fully examining the financial strength and investment potential of each individual bond issue. The Fund's portfolio managers utilize strict research standards to choose bonds issued by fundamentally solid, economically resilient companies.

The following Underlying Fund is an equity mutual fund which seeks a combination of income and growth of capital.

Scudder Growth and Income Fund seeks long-term growth of capital, current income and growth of income. The Fund attempts to achieve its investment objective by investing primarily in dividend-paying common stocks, preferred stocks and securities convertible into common stocks of companies with long-standing records of earnings growth. The Fund may also purchase securities which do not pay current dividends but which offer prospects for growth of capital and future income. Convertible securities (which may be current coupon or zero coupon securities) are bonds, notes, debentures, preferred stocks and other securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The Fund may also invest in nonconvertible preferred stocks consistent with its objective.

Scudder Growth and Income Fund may for temporary defensive purposes invest without limit in cash and cash equivalents. It is impossible to accurately predict how long such alternative strategies may be utilized. In addition, the Fund may invest in warrants, foreign securities, real estate investment trusts, illiquid securities, reverse repurchase agreements, repurchase agreements and may engage in securities lending and strategic transactions including derivatives.

The following Underlying Funds are equity mutual funds which seek long-term growth of capital.

Scudder International Fund seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities. The Fund invests in companies, wherever organized, which do business primarily outside the United States. The Fund intends to diversify investments among several countries and to have represented in the portfolio, in substantial proportions, business activities in not less than three different countries other than the U.S. The Fund does not intend to concentrate investments in any particular industry. The Fund's investments are generally denominated in foreign currencies. The strength or weakness of the U.S. dollar against these currencies is responsible for part of the Fund's investment performance. The Fund may invest up to 20% of its total assets in investment-grade debt securities except that the Fund may invest up to 5% of its total assets in debt securities which are rated below investment-grade.

Scudder International Fund may for temporary defensive purposes invest without limits in Canadian or U.S. Government obligations or currencies, or securities of companies incorporated in and having their principal activities in Canada or the U.S. It is impossible to accurately predict how long such alternative strategies may be utilized. In addition, the Fund may invest in warrants, trust preferred securities, fixed-income securities, illiquid securities, reverse repurchase agreements, repurchase agreements and may engage in securities lending and strategic transactions including derivatives.

Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies. In pursuit of long-term growth of capital, the Fund invests, under normal circumstances, at least 90% of its assets in the common stock of small U.S. companies. The Fund will invest in securities of companies that are similar in size to those in the Russell 2000(R) Index of small stocks. The median market capitalization (i.e., current stock price times shares outstanding) of the portfolio will be below $500 million. Companies represented in the portfolio of the Fund typically have the following characteristics:

         o Attractive valuations relative to the Russell 2000 Index -- a widely used benchmark of small stock performance -- based on measures such as price to earnings, price to book value and price to cash flow ratios.

         o Favorable trends in earnings growth rates and stock price momentum.

While the Fund invests predominately in common stocks, it can purchase other types of equity securities including preferred stocks (convertible securities), rights, warrants and illiquid securities. The Fund may invest up to 20% of its assets in U.S. Treasury, agency and instrumentality obligations, may enter into repurchase agreements and may engage in strategic transactions, using such derivatives contracts as index options and futures, to increase stock market participation, enhance liquidity and manage transaction costs.

Scudder Small Company Value Fund may for temporary defensive purposes invest without limit in cash and cash equivalents. It is impossible to accurately predict how long such alternative strategies may be utilized.

Kemper-Dreman High Return Equity Fund (Class A) [TO BE UPDATED] seeks a high total rate of return by investing primarily in large capitalization stocks ($1 billion and greater) in undervalued sectors of the market. The Fund's contrarian investment philosophy is based upon the belief that owning stocks the prices of which are low relative to their earnings, cash flow, book price and dividend yield is a lower risk method for seeking potentially superior long-term returns.

         [In addition, the Portfolios may invest in certain unaffiliated Underlying Funds including, but not limited to, funds from the following fund families: Janus, Franklin Templeton and PIMCO. There can be no assurance that any of the Underlying Fund's objectives will be met.] Prospectuses for the affiliated Underlying Funds may be obtained without charge by writing Farmers Sales & Service Support Unit, 222 South Riverside Plaza, Chicago, IL 60606-5808, or calling 1-800-621-1048. No offer is made in this Statement of Additional Information of shares of any of the Underlying Funds. If you require more detailed information about an affiliated Underlying Fund call [ ] at 1-800-XXX-XXXX to obtain the complete prospectus and statement of additional information for that fund.

         The following chart shows the Average Annual Total Returns for each of the affiliated Underlying Funds for their most recent one-, five-, ten-year and life of fund periods. [TO BE UPDATED]

                                                        Assets
                                                        as of            Average Annual Total Returns^(1)
                                                        11/30/98
                                            Inception     (in        One        Five        Ten     Life of
                                              Date     millions)     Year        Years      Years      Fund
                                              ----     ---------     ----        -----      -----      ----

Money Market Fund
Cash Account Trust Money Market Portfolio
(Reserve Shares)

Bond Mutual Funds
Kemper Government Securities Fund
(Class A)                                    10/1/79
Kemper High-Yield Fund (Class A)             1/26/78
Scudder Income Fund                          5/10/28

Equity Mutual Funds
Kemper-Dreman High Return Equity Fund
(Class A)                                    3/18/88
Scudder Growth and Income Fund               3/15/29
Scudder International Fund                   6/15/54

                                        4

                                                        Assets
                                                        as of            Average Annual Total Returns^(1)
                                                        11/30/98
                                            Inception     (in        One        Five        Ten     Life of
                                              Date     millions)     Year        Years      Years      Fund
                                              ----     ---------     ----        -----      -----      ----

Scudder Small Company Value Fund             10/6/95

(1) As of each Underlying Fund's most recent fiscal reporting period.

All  total  return   calculations   assume  that  dividends  and  capital  gains
distributions, if any, were reinvested. Performance figures are historical and are not intended to indicate future investment performance.

Risk Factors of the Underlying Funds

         In pursuing its investment objectives, each of the Underlying Funds is permitted to engage in a wide range of investment policies. The Underlying Funds' risks are determined by the nature of the securities held and the portfolio management strategies used by their particular investment adviser. Certain of these policies are described in the "Glossary" and further information about the Underlying Funds is contained in the prospectuses of such funds. Because each Portfolio invests in certain of the Underlying Funds, shareholders of each Portfolio will be affected by these investment policies in direct proportion to the amount of assets each Portfolio allocates to the Underlying Funds pursuing such policies.

Investment Restrictions of the Portfolios

         The policies set forth below are fundamental policies of each Portfolio and may not be changed with respect to each of the Portfolios without the approval of a majority of the outstanding voting securities of the Portfolio. As used in this Statement of Additional Information, a "majority of the outstanding voting securities of a Portfolio" means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Portfolio are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of such Portfolio.

         Each Portfolio has elected to be classified as a diversified series of an open-end investment company. In addition, as a matter of fundamental policy, each Portfolio will not:

         (1) borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (2) issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (3) engage in the business of underwriting securities issued by others, except to the extent that a Portfolio may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         (4) concentrate its investments in investment companies, as the term "concentrate" is used in the Investment Company Act of 1940, as amended and interpreted by regulatory authority having jurisdiction from time to time; except that each Portfolio may concentrate in an Underlying Fund. However, each Underlying Fund in which each Portfolio will invest may concentrate its investments in a particular industry;

         (5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Portfolio reserves freedom of action to hold and to sell real estate acquired as a result of the Portfolio's ownership of securities;

         (6)      purchase  physical   commodities  or  contracts   relating  to
                  physical commodities; or

         (7) make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

         Nonfundamental policies may be changed by the Trustees of the Trust without shareholder approval. As a matter of nonfundamental policy, each Portfolio does not currently intend to:

         (a) invest in companies for the purpose of exercising management or control.

         (b) (i) borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, entering into dollar rolls, or making other investments or engaging in other transactions which may be deemed to be borrowings but are consistent with each Portfolio's investment objective.

         Any investment restrictions in this Statement of Additional Information which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Portfolios.

                               PURCHASE OF SHARES

            (See "Purchase of Shares" in the Portfolios' prospectus.)

         As described in the Portfolios' prospectus, shares of a Portfolio are sold at their public offering price, which is the net asset value per share of the Portfolio next determined after an order is received in proper form plus, with respect to Class A shares, an initial sales charge. An order for the purchase of shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Portfolio determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

         Scheduled variations in or the elimination of the initial sales charge for purchases of Class A shares or the contingent deferred sales charge for redemptions of Class B shares by certain classes of persons or through certain types of transactions as described in the prospectus are provided because of anticipated economies in sales and sales related efforts.

         A Portfolio may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange (the "Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Portfolio's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Portfolio to determine the value of a its net assets, or (c) for such other periods as the SEC may by order permit for the protection of a Portfolio's shareholders.

         The conversion of Class B shares to Class A shares may be subject to the continuing availability of an opinion of counsel or ruling by the Internal Revenue Service or other assurance acceptable to each Portfolio to the effect that (a) the assessment of the distribution services fee with respect to Class B shares and not Class A shares and the assessment of the administrative services fee with respect to each Class does not result in the Portfolio's dividends constituting "preferential dividends" under the Internal Revenue Code, and (b) that the conversion of Class B shares to Class A shares does not constitute a taxable event under the Internal Revenue Code. The conversion of Class B shares to Class A shares may be suspended if such assurance is not available. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the distribution services fee for an indefinite period that may extend beyond the proposed conversion date as described in the prospectus.

         Each Portfolio has authorized certain members of the National Association of Securities Dealers, Inc. ("NASD"), other than Kemper Distributors, Inc. ("KDI"), to accept purchase and redemption orders for the Portfolio's shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Portfolio's behalf. Orders for purchase or redemption will be deemed to have been received by the Portfolio when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Portfolio and the broker, ordinarily orders will be priced as the Portfolio's net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of the Portfolio's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees ("Board") of the Portfolios and KDI each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Board and KDI may suspend or terminate the offering of shares of the Portfolio at any time for any reason.

Checks. A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

         If shares of a Portfolio are purchased by a check which proves to be uncollectible, the Portfolio reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Portfolio or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Portfolio shall have the authority, as agent of the shareholder, to redeem shares in the shareholder's account in order to reimburse the Portfolio or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited or restricted from placing future orders in any of the Portfolios.

Wire Transfer of Federal Funds. To obtain the net asset value determined as of the close of regular trading on the Exchange on a selected day for a Portfolio, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to a Portfolio prior to the regular close of trading on the Exchange (normally 4 p.m. eastern time). The bank sending an investor's federal funds by bank wire may charge for the service. Presently, the Distributor pays a fee for receipt by the custodian of "wired funds," but the right to charge investors for this service is reserved. [Boston] banks are closed on certain holidays although the Exchange may be open. These holidays are Columbus Day (the 2nd Monday in October) and Veterans Day (November
11). Investors are not able to purchase shares by wiring federal funds on such holidays because the custodian is not open to receive such federal funds on behalf of a Portfolio.

Share Price. Purchases will be filled at the net asset value next computed after receipt of the application in good order. Net asset value per share normally will be computed as of the close of regular trading on each day the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than KDI, it is the responsibility of that member broker, rather than a Portfolio, to forward the purchase order to Kemper Service Company ("KSvC," the "Shareholder Service Agent" or the "Transfer Agent") by the close of regular trading on the Exchange.

Alternative Purchase Arrangements. Class A shares of each Portfolio are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. When placing purchase orders, investors must specify whether the order is for Class A or Class B shares.

         The primary distinctions among the classes of each Portfolio's shares lie in their initial and contingent deferred sales charge structures and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. These differences are summarized in the table below. Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives.

                                                         Annual 12b-1 Fees (as
                                                         a % of average daily
             Sales Charge                                net assets)              Other Information
             ------------                                -----------              -----------------

Class A      Maximum  initial  sales charge of 5.00% of  None                     Initial sales charge
             the  public   offering  price  for  Income                           waived or reduced for
             Portfolio,  5.25% of the  public  offering                           certain purchases
             price  for   Conservative   Portfolio  and
             5.75% of the  public  offering  price  for
             Balanced,  Growth and  Income,  and Growth
             Portfolios

                                       7

Class B      Maximum  contingent  deferred sales charge  0.75%                    Shares convert to Class
             of 4% of redemption proceeds;  declines to                           A shares six years after
             zero after six years                                                 issuance

         The minimum initial investment for each Portfolio is [ ] and the minimum subsequent investment is [ ]. The minimum initial investment for an Individual Retirement Account is [ ] and the minimum subsequent investment is [ ]. Under an automatic investment plan, such as [Bank Direct Deposit, Payroll Direct Deposit or Government Direct Deposit], the minimum initial and subsequent investment is [ ]. These minimum amounts may be changed at any time in management's discretion. In order to begin accruing income dividends as soon as possible, purchasers may wire payment to [ ].

         Each Portfolio receives the entire net asset value of all its Class A shares sold. KDI, the Portfolios' principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount allowed to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, KDI may reallow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is reallowed, such dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

         Class A shares of a Portfolio  may be  purchased at net asset value by:
(a) any purchaser provided that the amount invested in such Portfolio totals at least $1,000,000 (the "Large Order NAV Purchase Privilege") including purchases of Class A shares pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features" in the Portfolios' prospsectus, or (b) a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district, provided in each case that such plan has not less than 200 eligible employees. Redemption within two years of shares purchased under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge.

         KDI may in its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of a Portfolio at net asset value in accordance with the Large Order NAV Purchase Privilege up to the following amounts: 1.00% of the net asset value of shares sold on amounts up to [$5 million, 0.50% on the next $45 million and 0.25% on amounts over $50 million]. The commission schedule will be reset on a calendar year basis for sales of shares pursuant to the Large Order NAV Purchase Privilege to employer sponsored employee benefit plans using the subaccount record keeping system made available through KSvC. For purposes of determining the appropriate commission percentage to be applied to a particular sale, KDI will consider the cumulative amount invested by the purchaser in the Portfolios as noted under "Special Features -- Class A Shares -- Combined Purchases" in the Portfolios' prospectus, including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features. The privilege of purchasing Class A shares of a Portfolio at net asset value under the Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege also applies.

         Class A shares may be sold at net asset value in any amount to: (a) shareholders in connection with the investment or reinvestment of income and capital gain dividends; (b) [officers, directors and employees of service agents of the Portfolios]; (c) officers, trustees, directors, employees (including retirees) and sales representatives of a Portfolio, its investment manager, its principal underwriter or certain affiliated companies, for themselves or members of their families; (d) registered representatives and employees of broker-dealers having selling group agreements with KDI and officers, directors and employees of service agents of the Funds, for themselves or their spouses or dependent children; (e) any trust or pension, profit-sharing or other benefit plan for only such persons. Class A shares may be sold at net asset value in any amount to selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of the Funds for their clients pursuant to an agreement with KDI or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in Fund Class A shares may purchase Fund shares at net asset value hereunder. Class A shares of a Fund may be sold at net asset value through certain investment advisers registered under the 1940 Act and other financial services firms that adhere to certain standards established by KDI, including a requirement that such shares be sold for the benefit of their clients participating in an investment advisory program under which such clients pay a fee to the investment adviser or other firm for portfolio management and other services. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by the Funds. The Funds may also issue Class A shares at net asset value in connection with the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gain dividends.

         Class A shares of a Fund may be purchased at net asset value by persons who purchase such shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm.

         The sales charge scale is applicable to purchases made at one time by any "purchaser" which includes: an individual; or an individual, his or her spouse and children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account; or an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under
Section  401  of  the  Code;  or  other   organized  group  of  persons  whether
incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

Deferred Sales Charge Alternative -- Class B Shares. Investors choosing the deferred sales charge alternative may purchase Class B shares at net asset value per share without any sales charge at the time of purchase. Since Class B shares are being sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class B shares for his or her account. A contingent deferred sales charge may be imposed upon redemption of Class B shares.

         KDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. KDI is compensated by each Fund for services as distributor and principal underwriter for Class B shares.

         Class B shares of a Fund will automatically convert to Class A shares of the same Fund six years after issuance on the basis of the relative net asset value per share. The purpose of the conversion feature is to relieve holders of Class B shares from the distribution services fee when they have been outstanding long enough for KDI to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's Fund account will be converted to Class A shares on a pro rata basis.


                       REDEMPTION OR REPURCHASE OF SHARES

                (See "Redemption or Repurchase of Shares" in the
                            Portfolios' prospectus.)

General. Any shareholder may require a Portfolio to redeem his or her shares. Upon receipt by KSvC of a request for redemption, shares of a Portfolio will be redeemed by the Portfolio at the applicable net asset value per share of such Portfolio as described in the Portfolios' prospectus. When shares are held for the account of a shareholder by the Portfolios' transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to [ ]. Redemption requests must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

         The redemption price for shares of a Portfolio will be the net asset value per share of that Portfolio next determined following receipt by KSvC of a properly executed request with any required documents as described above.

Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request. When a Portfolio is asked to redeem shares for which it may not have yet received good payment [(i.e., purchases by check, EXPRESS-Transfer or Bank Direct Deposit)], it may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by a Portfolio of the purchase amount. The redemption within two years of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge (see "Purchase of Shares"), the redemption of Class B shares within six years may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge -- Class B Shares" below).

         Because of the high cost of maintaining small accounts the Portfolios may assess a quarterly fee of [ ] on an account with a balance below [ ] for the quarter. The fee will not apply to accounts enrolled in an automatic investment program, Individual Retirement Accounts or employer sponsored employee benefit plans using the subaccount record keeping system made available through KSvC.

         Shareholders can request the following telephone privileges: expedited wire transfer redemptions and [EXPRESS-Transfer transactions] (see "Special Features") and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting KSvC for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. A Portfolio or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges unless the Portfolio or its agents reasonably believe, based upon reasonable verification procedures, that the telephonic instructions are genuine. The shareholder will bear the risk of loss, including loss resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

Telephone Redemptions. If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are [ ] or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to KSvC with signatures guaranteed. Telephone requests may be made by calling 1-800-621-1048. Shares purchased by check or through [EXPRESS-Transfer or Bank Direct Deposit] may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Funds reserve the right to terminate or modify this privilege at any time.

Repurchases (Confirmed Redemptions). A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to KDI, which each Portfolio has authorized to act as its agent. There is no charge by KDI with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. Dealers and other financial services firms are obligated to transmit orders promptly. The repurchase price will be the net asset value of the Portfolio next determined after receipt of a request by KDI. However, requests for repurchases received by dealers or other firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of KDI's business day will be confirmed at the net asset value effective on that day. The offer to repurchase may be suspended at any time. Requirements as to stock powers, payments and delay of payments are the same as for redemptions.

[Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares of a Portfolio can be redeemed and proceeds sent by federal wire transfer to a single previously designated account. Requests received by KSvC prior to the determination of net asset value will result in shares being redeemed that day at the net asset value of the Portfolio effective on that day and normally the proceeds will be sent to the designated account the following business day. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Portfolio for up to seven days if the Adviser deems it appropriate under then current market conditions. Once authorization is on file, KSvC will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability described under "General" above. The Portfolios are not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Portfolios currently do not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a [ ] wire redemption minimum (including any contingent deferred sales charge). To change the designated account to receive wire redemption proceeds, send a written request to KSvC with signatures guaranteed as described above or contact the firm through which shares of the Portfolio were purchased. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed by wire transfer until such shares have been owned for at least 10 days. During periods when it is difficult to contact the KSvC by telephone, it may be difficult to use the expedited redemption privilege. The Portfolios reserve the right to terminate or modify this privilege at any time.]

Contingent  Deferred  Sales  Charge -- Large  Order NAV  Purchase  Privilege.  A
contingent deferred sales charge may be imposed upon redemption of Class A shares that are purchased under the Large Order NAV Purchase Privilege as follows: 1.00% if they are redeemed within one year of purchase and 0.50% if they are redeemed during the second year following purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of: (a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district; (b) redemptions by employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent; (c) redemption of shares of a shareholder (including a registered joint owner) who has died; (d) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); (e) redemptions under a Fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account; and (f) redemptions of shares whose dealer of record at the time of the investment notifies KDI that the dealer waives the commission applicable to such Large Order NAV Purchase.

Contingent Deferred Sales Charge -- Class B Shares. A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends on Class B shares. The charge is computed at the following rates applied to the value of the shares redeemed excluding amounts not subject to the charge.

                                                       Contingent Deferred
                                                       -------------------
                                                       Sales Charge
                                                       ------------
Year of Redemption After Purchase
---------------------------------

First                                                  4%

Second                                                 3%

Third                                                  3%

Fourth                                                 2%

Fifth                                                  2%

Sixth                                                  1%

         The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (see "Special Features -- Systematic Withdrawal Plan" below) and (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2; and (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts). The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by KSvC: (a) redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege), (b) redemptions in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in a Portfolio), (c) redemptions in connection with distributions qualifying under the hardship provisions of the Internal Revenue Code and (d) redemptions representing returns of excess contributions to such plans.

Contingent Deferred Sales Charge -- General. The following example will illustrate the operation of the contingent deferred sales charge. Assume that an investor makes a single purchase of $10,000 of a Portfolio's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 in appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3% ($300) because it was in the second year after the purchase was made.

         The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in January, 1999 will be eligible for the second year's charge if redeemed on or after January 1, 2000. In the event no specific order is requested, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. KDI receives any contingent deferred sales charge directly.

Redemption by Mail or Fax. In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor/executrix, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven (7) days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven (7) days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information call [ ].

[Redemption-in-Kind. The Trust reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust and valued as they are for purposes of computing the Portfolio's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Trust is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the relevant Portfolio at the beginning of the period.]

[Reinvestment Privilege. A shareholder who has redeemed Class A shares of a Portfolio may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares of another Portfolio. A shareholder of a Portfolio who redeems Class A shares purchased under the Large Order NAV Purchase Privilege (see "Purchase of Shares") or Class B shares and incurs a contingent deferred sales charge may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares, Class B shares, as the case may be, of a Portfolio. The amount of any contingent deferred sales charge also will be reinvested. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in Class A shares of a Portfolio. Purchases through the reinvestment privilege are subject to the minimum investment requirements applicable to the shares being purchased. The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption. If a loss is realized on the redemption of a Portfolio's shares, the reinvestment in the same Portfolio may be subject to the "wash sale" rules if made within 30 days of the redemption, resulting in a postponement of the recognition of such loss for federal income tax purposes. The reinvestment privilege may be terminated or modified at any time.]


                                SPECIAL FEATURES

             (See "Special Features" in the Portfolios' prospectus.)

Class A Shares -- Combined Purchases. Each Portfolio's Class A shares (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of another Portfolio.

Class A Shares -- Letter of Intent. A written Letter of Intent (the "Letter"), which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares are redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The
Letter for an employer sponsored employee benefit plan maintained on the subaccount record keeping system available through KSvC may have special provisions regarding payment of any increased sales charge resulting from a failure to complete the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of such Portfolios held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares. Only investments in Class A shares of a Portfolio are included for this privilege.

Class A Shares -- Cumulative Discount. Class A shares of a Portfolio may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of a Portfolio being purchased, the value of all Class A shares of [Farmers Funds] Portfolios (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

Class A Shares -- Availability of Quantity Discounts. An investor or the investor's dealer or other financial services firm must notify KSvC or KDI whenever a quantity discount or reduced sales charge is applicable to a purchase. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts described above may be modified or terminated at any time.

Exchange Privilege. Shareholders of Class A or Class B shares may exchange their shares for shares of the corresponding class of other Portfolios in accordance with the provisions below.

Class A Shares. Class A shares of the Portfolios may be exchanged for each other at their relative net asset values. Class A shares of a Fund purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of another Portfolio under the exchange privilege described above without paying any contingent deferred sales charge at the time of exchange. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed in accordance with the foregoing requirements provided that the shares redeemed will retain their original cost and purchase date for purposes of the contingent deferred sales charge.

Class B Shares. Class B shares of the Portfolios may be exchanged for each other at their relative net asset values. Class B shares may be exchanged without any contingent deferred sales charge being imposed at the time of exchange. For purposes of the contingent deferred sales charge that may be imposed upon the redemption of the Class B shares received on exchange, amounts exchanged retain their original cost and purchase date.

General. Shares of a Portfolio with a value in excess of $1,000,000 acquired by exchange from another Portfolio may not be exchanged thereafter until they have been owned for 15 days (the "15 Day Hold Policy"). For purposes of determining whether the 15 Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, direction, or advice, including without limitation, accounts administered by a financial services firm offering market timing, asset allocation or similar services. The total value of shares being exchanged must at least equal the minimum investment requirement of the Portfolio into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. [There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other Portfolio.] For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis of such shares. Exchanges may be accomplished by a written request to [KSvC] Farmers Sales & Service Support Unit, 222 South Riverside Plaza, Chicago, IL 60606-5808, or by telephone if the shareholder has given authorization (1-800-621-1048). Once the authorization is on file, KSvC will honor requests by telephone at 1-800-621-1048, subject to the limitations on liability under "Redemption or Repurchase of Shares -- General." During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided.

[Systematic Exchange Privilege. The owner of [ ] or more of any class of the shares of a Portfolio may authorize the automatic exchange of a specified amount ([ ] minimum) of such shares for shares of the same class of another Portfolio. If selected, exchanges will be made automatically until the privilege is terminated by the shareholder or the other Portfolio. Exchanges are subject to the terms and conditions described above under "Exchange Privilege" except that the [ ] minimum investment requirement for the Portfolio acquired on exchange is not applicable.]

[EXPRESS-Transfer.  EXPRESS-Transfer  permits  the  transfer  of  money  via the
Automated Clearing House System (minimum [ ] and maximum [ ]) from a shareholder's bank, savings and loan, or credit union account to purchase shares in a Fund. Shareholders can also redeem shares (minimum [ ] and maximum [ ]) from their Portfolio account and transfer the proceeds to their bank, savings and loan, or credit union checking account. Shares purchased by check or through [EXPRESS-Transfer or Bank Direct Deposit] may not be redeemed under this privilege until such shares have been owned for at least 10 days. By enrolling in [EXPRESS-Transfer], the shareholder authorizes KSvC to rely upon telephone instructions from any person to transfer the specified amounts between the shareholder's Portfolio account and the predesignated bank, savings and loan or credit union account, subject to the limitations on liability under "Redemption or Repurchase of Shares -- General." Once enrolled in [EXPRESS-Transfer], a shareholder can initiate a transaction by calling [KSvC toll free at 1-800-621-1048 Monday through Friday, 8:00 a.m. to 3:00 p.m. Chicago time]. Shareholders may terminate this privilege by sending written notice to [KSvC, P.O. Box 419415, Kansas City, Missouri 64141-6415]. Termination will become effective as soon as KSvC has had a reasonable time to act upon the request. [EXPRESS-Transfer] cannot be used with passbook savings accounts or for tax-deferred plans such as Individual Retirement Accounts ("IRAs").]

[Bank Direct Deposit. A shareholder may purchase additional shares of a Portfolio through an automatic investment program. With the [Bank Direct Deposit Purchase Plan], investments are made automatically (minimum [ ] maximum [ ]) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Portfolio account. By enrolling in [Bank Direct Deposit], the shareholder authorizes the Portfolio and its agents to either draw checks or initiate Automated Clearing House debits against the designated account at a bank or other financial institution. This privilege may be selected by completing the appropriate section on the Account Application or by contacting the KSvC for appropriate forms. A shareholder may terminate his or her Plan by sending written notice to [KSvC, P.O. Box 419415, Kansas City, Missouri 64141-6415]. Termination by a shareholder will become effective within thirty days after the KSvC has received the request. A Portfolio may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution. The Portfolios may terminate or modify this privilege at any time.]

[Payroll Direct Deposit and Government Direct Deposit. A shareholder may invest in a Portfolio through [Payroll Direct Deposit or Government Direct Deposit]. Under these programs, all or a portion of a shareholder's net pay or government check is automatically invested in a Portfolio account each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) A Portfolio is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.]

[Systematic Withdrawal Plan. The owner of [ ] or more of a class of a Portfolio's shares at the offering price (net asset value plus, in the case of Class A shares, the initial sales charge) may provide for the payment from the owner's account of any requested dollar amount up to [ ] to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The [ ] minimum account size is not applicable to Individual Retirement Accounts. The minimum periodic payment is [ ]. The maximum annual rate at which Class B shares may be redeemed (and Class A shares purchased under the Large Order NAV Purchase Privilege) under a systematic withdrawal plan is 10% of the net asset value of the account. Shares are redeemed so that the payee will receive payment approximately the first of the month. Any income and capital gain dividends will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account.

         The purchase of Class A shares while participating in a systematic withdrawal plan will ordinarily be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may have already been paid. Therefore, a Portfolio will not knowingly permit additional investments of less than [ ] if the investor is at the same time making systematic withdrawals. KDI will waive the contingent deferred sales charge on redemptions of Class A shares purchased under the Large Order NAV Purchase Privilege and Class B shares made pursuant to a systematic withdrawal plan. The right is reserved to amend the systematic withdrawal plan on 30 days' notice. The plan may be terminated at any time by the investor or the Portfolios.]

Tax-Sheltered   Retirement   Plans.  The  Shareholder   Service  Agent  provides
retirement plan services and documents and KDI can establish investor accounts in any of the following types of retirement plans:

         Individual Retirement Accounts ("IRAs") [with [ ] as custodian]. This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE"), IRA accounts and Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

         403(b)(7) Custodial Accounts [also with [ ] as custodian]. This type of plan is available to employees of most non-profit organizations.

         Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum annual contribution per participant is the lesser of 25% of compensation or $30,000.

         Brochures describing the above plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, SIMPLE 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. [The brochures for plans with [ ] as custodian describe the current fees payable to [ ] for its services as custodian. Investors should consult with their own tax advisers before establishing a retirement plan.]

                       ADDITIONAL TRANSACTION INFORMATION

General. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of a Portfolio for their clients, and KDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers, as described above. Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. KDI does not believe that termination of a relationship with a bank would result in any material adverse consequences to a Portfolio.

         KDI may, from time to time, pay or allow to firms a 1% commission on the amount of shares of a Portfolio sold by the firm under the following conditions: (i) the purchased shares are held in a [IRA] account, (ii) the shares are purchased as a direct "roll over" of a distribution from a qualified retirement plan account maintained on a participant subaccount record keeping system provided by KSvC, (iii) the registered representative placing the trade is a member of ProStar, a group of persons designated by KSvC in acknowledgment of their dedication to the employee benefit plan area and (iv) the purchase is not otherwise subject to a commission.

         In addition to the discounts or commissions described above, KDI will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash or other compensation, to firms that sell shares of the Portfolios. Non-cash compensation includes luxury merchandise and trips to luxury resorts. In some instances, such discounts, commissions or other incentives will be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Portfolios or other funds underwritten by KDI.

         Orders for the purchase of shares of a Portfolio will be confirmed at a price based on the net asset value of that Portfolio next determined after receipt by KDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date"). The Portfolios reserve the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased. See "Purchase and Redemption of Shares."

         Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Portfolios' shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold the Portfolios' shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Portfolios' transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Portfolios through the Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of KDI, may receive compensation from the Portfolios through the Shareholder Service Agent for these services. This Statement of Additional Information should be read in connection with such firms' material regarding their fees and services.

         The Portfolios reserve the right to withdraw all or any part of the offering made by this Statement of Additional Information and to reject purchase orders. Also, from time to time, each Portfolio may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of the Portfolio normally are permitted to continue to purchase additional shares of such class and to have dividends reinvested.

         Shareholders should direct their inquiries to Farmers Sales & Service Support Unit, 222 South Riverside Plaza, Chicago, IL 60606-5808, 1-800-621-1048 [or to the firm from which they received this Statement of Additional Information.]

Share Certificates

         Due to the desire of the Portfolios' management to afford ease of redemption, certificates will not be issued to indicate ownership in a Portfolio.

Other Information

         The "Tax Identification Number" section of the application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g. from exempt organizations, certification of exempt status) will be returned to the investor.

         The Trust may issue shares of each Portfolio at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company (or series thereof) or personal holding company, subject to the requirements of the 1940 Act.

         Clients, officers or employees of the Adviser or of an affiliated organization, and members of such clients', officers' or employees' immediate families, banks and members of the NASD may direct repurchase requests to a Portfolio through Kemper Distributors, Inc. at 222 South Riverside Plaza, Chicago, IL 60606-5808 by letter, telegram, TWX, or telephone. A two-part confirmation will be mailed out promptly after receipt of the repurchase request. A written request in good order should be sent with a copy of the invoice to KSvC 811 Main Street, Kansas City, Missouri. Failure to deliver shares or required documents (see above) by the settlement date may result in cancellation of the trade and the shareholder will be responsible for any loss incurred by a Portfolio or the principal underwriter by reason of such cancellation. Net losses on such transactions which are not recovered from the shareholder will be absorbed by the principal underwriter. Any net gains so resulting will accrue to the Portfolio. For this group, repurchases will be carried out at the net asset value next computed after such repurchase requests have been received. The arrangements described in this paragraph for repurchasing shares are discretionary and may be discontinued at any time.

         If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder receives in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. The Trust does not impose a redemption or repurchase charge, although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemption of shares, including redemptions undertaken to effect an exchange for shares of another Portfolio, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "TAXES.")

         Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

         The determination of net asset value and a shareholder's right to redeem shares and to receive payment may be suspended at times (a) during which the Exchange is closed, other than customary weekend and holiday closings, (b) during which trading on the Exchange is restricted for any reason, (c) during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during which the SEC by order permits a suspension of the right of redemption or a postponement of the date of payment or of redemption; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c) or (d) exist.

           FEATURES AND SERVICES OFFERED BY THE TRUST [TO BE UPDATED]

Reports to Shareholders

         The Trust issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. The Trust presently intends to distribute to shareholders informal quarterly reports during the intervening quarters, containing a statement of the investments of the portfolios.

Transaction Summaries

         Annual  summaries of all  transactions  in each  Portfolio  account are
available  to   shareholders.   The   summaries   may  be  obtained  by  calling
[1-800-621-1048].

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

              (See "Distributions" in the Portfolios' prospectus.)

         Each Portfolio intends to follow the practice of distributing all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. Each
Portfolio may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, a Portfolio may retain all or part of such gain for reinvestment after paying the related federal income taxes for which the shareholders may then be asked to claim a credit against their federal income tax liability. (See "TAXES.")

         If a Portfolio does not distribute the amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, the Portfolio may be subject to that excise tax. (See "TAXES.") In certain circumstances, a Portfolio may determine that it is in the interest of shareholders to distribute less than the required amount.

         Earnings and profits distributed to shareholders on redemptions of Portfolio shares may be utilized by the Portfolio, to the extent permissible, as part of the Portfolio's dividends paid deduction on its federal tax return.

         The Income, Conservative and Balanced Portfolios each intend to distribute investment company taxable income, exclusive of net short-term capital gains in excess of net long-term capital losses, on a quarterly basis, and distributions of net capital gains realized during the fiscal year will be made in November or December to avoid federal excise tax, although an additional distribution may be made within three months of its fiscal year end, if necessary. The Growth and Income Portfolio and Growth Portfolio each intend to distribute their investment company taxable income and any net realized capital gains in November or December to avoid federal excise tax, although an additional distribution may be made within three months of the Portfolios' fiscal year end, if necessary.

         Both types of distributions will be made in Portfolio shares and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable (See "TAXES"), whether made in shares or cash.

         Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year each Portfolio issues to each shareholder a statement of the federal income tax status of all distributions in the prior calendar year.

                             PERFORMANCE INFORMATION

         From time to time, quotations of a Portfolio's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures will be calculated in the following manner:

Average Annual Total Return

         Average Annual Total Return is the average annual compound rate of return for the periods of one year, five years, ten years or for the life of the Portfolio, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Portfolio's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Portfolio shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1

Where:

    P       =      a hypothetical initial payment of $1,000
    T       =      Average Annual Total Return
    n       =      number of years
    ERV     =      ending  redeemable  value:  ERV is the value,  at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


Cumulative Total Return

         Cumulative Total Return is the compound rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative Total Return quotations reflect changes in the price of a Portfolio's shares and assume that all dividends and capital gains distributions during the period were reinvested in Portfolio shares. Cumulative Total Return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (Cumulative Total Return is then expressed as a percentage):

                                 C = (ERV/P) -1
Where:

    C       =     Cumulative Total Return
    P       =     a hypothetical initial investment of $1,000
    ERV     =     ending redeemable value: ERV is the value, at the end of
                  the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

SEC Yields of Income Portfolio, Conservative Portfolio and Balanced Portfolio

         A Portfolio's yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                         YIELD = 2[((a-b)/cd + 1)^6 - 1]

Where:

    a       =        dividends and interest earned during the period, including amortization of market premium or accretion of market
                     discount
    b       =        expenses accrued for the period (net of reimbursements)
    c       =        the average daily number of shares outstanding during the
                     period that were entitled to receive dividends
    d       =        the maximum offering price per share on the last day of the period

         Calculation of a Portfolio's SEC yield does not take into account "Section 988 Transactions." (See "TAXES.")

Total Return

         Total Return is the rate of return on an investment for a specified period of time calculated in the same manner as Cumulative Total Return.

                               TRUST ORGANIZATION

         The Portfolios are portfolios of Farmers Investment Trust (the "Trust"), a Massachusetts business trust established under a Declaration of Trust dated October 26, 1998. The Trust offers five portfolios: Income
Portfolio, Conservative Portfolio, Balanced Portfolio, Growth and Income Portfolio, and Growth Portfolio.

         The Trust may issue an unlimited number of shares of beneficial interest in the Portfolios, all having $.01 par value, which may be divided by the Board of Trustees into classes of shares. The Board of Trustees of the Trust may authorize the issuance of additional classes and additional Portfolios if deemed desirable, each with its own investment objective, policies and restrictions. Since the Trust offers multiple Portfolios, it is known as a "series company." Shares of a Portfolio have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Portfolio and are subject to any preferences, rights or privileges of any classes of shares of the Portfolio. Currently, each Portfolio offers two classes of shares: Class A and Class B shares. Shares of each Portfolio have equal noncumulative voting rights except that Class B shares have separate and exclusive voting rights with respect to each Portfolio's Rule 12b-1 Plan. Shares of each class also have equal rights with respect to dividends, assets and liquidation subject to any preferences (such as resulting from different Rule 12b-1 distribution fees), rights or privileges of any classes of shares of a Portfolio. Shares of each Portfolio are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Trust is not required to hold annual shareholder meetings and do not intend to do so. However, they will hold special meetings as required or deemed desirable for such purposes as electing Trustees, changing fundamental policies or approving an investment management agreement. Subject to the Declaration of Trust, shareholders may remove Trustees. If shares of more than one Portfolio are outstanding, shareholders will vote by Portfolio and not in the aggregate or by class except when voting in the aggregate is required under the 1940 Act, such as for the election of Trustees, or when voting by class is appropriate.

         The Portfolios generally are not required to hold meetings of their shareholders. Under the Declaration of Trust, however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of Trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the Investment Company Act of 1940 ("1940 Act"); (c) any termination of a Portfolio or a class to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust or Portfolios, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Portfolios, or any registration of the Portfolios with the Securities and Exchange Commission or any state, or as the Trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

         Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) each Fund will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and
(b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

         Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of a Portfolio stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, each Portfolio has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

         The Trust's Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of a Portfolio could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of a Portfolio and certain amendments of the Declaration of Trust, would not be effected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

         The Trust's Declaration of Trust specifically authorizes the Board of Trustees to terminate any Portfolio or class by notice to the shareholders without shareholder approval.

         Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a Portfolio. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of each Portfolio and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a Portfolio or the Trust's Trustees. Moreover, the Declaration of Trust provides for indemnification out of Portfolio property for all losses and expenses of any shareholder held personally liable for the obligations of a Portfolio and each Portfolio will be covered by insurance which the Trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Adviser remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and such Portfolio itself is unable to meet its obligations. The Trust will vote its shares in each Underlying Fund in proportion to the vote of all other shareholders of each respective Underlying Fund.

         The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust, will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, of reckless disregard of duties involved in the conduct of his or her office.

                               INVESTMENT ADVISER

            (See "Investment Adviser" in the Portfolios' prospectus.)

         Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.

         Founded  in  1872,  Zurich  is  a  multinational,   public  corporation
organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

         The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Adviser receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities. Scudder's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which each Portfolio may invest, the conclusions and investment decisions of the Adviser with respect to the Portfolios are based primarily on the analyses of its own research department.

         Certain investments may be appropriate for the Underlying Funds held by each Portfolio and also for other clients advised by the Adviser. Investment decisions for the Underlying Funds and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Underlying Fund. Purchase and sale orders for the Underlying Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Underlying Fund.

         For each of the Portfolios, the Investment Management Agreements (the "Agreements") dated ________, 199_, were approved by the initial shareholder of each Portfolio on _________, 199_, and by the Trustees of the Trust on __________, 199_. Each Agreement will continue in effect from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trustees or of a majority of the outstanding voting securities of the Trust. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminates in the event of its assignment.

         On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in The Adviser) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

         The Adviser  regularly  provides the Trust with  continuing  investment management for the Portfolios consistent with the Portfolios' investment objectives, policies and restrictions and determines what Underlying Funds shall be purchased, held or sold and what portion of each Portfolio's assets shall be held uninvested, subject to the Declaration of Trust, the 1940 Act, the Code, the Order and to the Portfolios' investment objectives, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees may from time to time establish.

         The Adviser provides each Portfolio with discretionary investment services. Specifically, the Adviser is responsible for supervising and directing the investments of each Portfolio in accordance with each Portfolio's investment objectives, program, and restrictions as provided in the prospectus and this Statement of Additional Information. The Adviser is also responsible for effecting all security transactions on behalf of each Portfolio, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. However, it should be understood that each Portfolio will invest their assets almost exclusively in the shares of the Underlying Funds and such investments will be made without the payment of any commission or other sales charges. In addition to these services, the Adviser provides the Trust with certain corporate administrative services, including: maintaining the corporate existence, corporate records, and registering and qualifying Portfolio shares under federal and state laws; monitoring the financial accounting, and administrative functions of each Portfolio; maintaining liaison with the agents employed by the Trust such as the custodian and transfer agent; assisting the Trust in the coordination of such agents' activities; and permitting the Adviser's employees to serve as officers, trustees, and committee members of the Trust without cost to the Trust.

         The Adviser also renders significant administrative services (not otherwise provided by third parties) necessary for the Portfolios' operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Trust (such as the Portfolios' transfer agent, pricing agents, custodian, fund accounting agent and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Portfolios' federal, state and local tax returns; preparing and filing the Portfolios' federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of each Portfolio under applicable federal and state securities laws; maintaining the Portfolios' books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Portfolios; assisting in the resolution of accounting and legal issues; establishing and monitoring the Portfolios' operating budget; processing the payment of the Portfolios' bills; assisting each Portfolio in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Portfolios in the conduct of their business, subject to the direction and control of the Trustees.

         The Adviser pays the compensation and expenses (except those of attending Board and committee meetings outside New York, New York or Boston, Massachusetts) of all Trustees, officers and executive employees of the Trust affiliated with the Adviser and makes available, without expense to the Trust, the services of such Trustees, officers and employees of the Adviser as may duly be elected officers of the Trust, subject to their individual consent to serve and to any limitations imposed by law, and provides the Trust's office space and facilities.

         In reviewing the terms of the Agreements and in discussions with the Adviser concerning such Agreement, the Trustees of the Fund who are not "interested persons" of the Adviser are represented by independent counsel. Dechert Price & Rhoads acts as general counsel for the Trust.

         The Agreements provide that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with matters to which the Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreements.

         The range of the average weighted pro rata share of expenses borne by each Portfolio is expected to be as follows: Income Portfolio, _____% to _____%, Conservative Portfolio, _____% to ______%, Balanced Portfolio, _____% to _____%, Growth and Income Portfolio, _____% to _____% and Growth Portfolio, _____% to _____%.

         The Agreements identify the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to the Portfolios, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.

         The Adviser charges nonadvisory fees under the Agreements.

Personal Investments by Employees of the Adviser

         Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Portfolios. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

Investment Management Fees

         For performing its services, the Adviser will receive investment management fee of 0.25% of each Portfolio's average daily net assets. The Adviser will also receive management fees from managing the affiliated Underlying Funds in which each Portfolio invests.

         Each affiliated Underlying Fund pays the Adviser a management fee as determined by the Investment Management Agreement between each Underlying Fund and the Adviser. As manager of the assets of each affiliated Underlying Fund, the Adviser directs the investments of an Underlying Fund in accordance with each Underlying Fund's investment objective, policies and restrictions. The Adviser determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by an Underlying Fund. If an Underlying Fund's expenses, exclusive of taxes, interest and extraordinary expenses, exceed specified limits, such excess up to the amount of the management fee, will be paid by the Adviser.

         The management fees of the affiliated Underlying Funds are as follows:

                                  TO BE UPDATED

                                                                  Fiscal Year         Management
Name of Fund                                                          End              Fee (%)
------------                                                          ---              -------

Cash Account Trust Money Market Portfolio (Reserve Shares)          --                    --


                                       23

                                                                  Fiscal Year         Management
Name of Fund                                                          End              Fee (%)
------------                                                          ---              -------

Kemper Government Securities Fund (Class A)
Kemper High-Yield Fund (Class A)
Scudder Income Fund                                                12/31/98              0.61
Scudder Growth and Income Fund                                     12/31/98              0.49
Scudder International Fund                                          3/31/98              0.82
Scudder Small Company Value Fund                                    8/31/98              0.75
Kemper-Dreman High Return Equity Fund (Class A)

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Portfolios' custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Trust relationships.

         The Adviser may serve as adviser to other funds with investment objectives and policies similar to those of the Portfolios that may have different distribution arrangements or expenses, which may affect performance.

         None of the officers or Trustees may have dealings with the Trust as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of the Trust.

                          [SPECIAL SERVICING AGREEMENT]

         [The Special Servicing Agreement (the "Service Agreement") is to be entered into among the Adviser, the Underlying Funds, Kemper Service Company, Scudder Fund Accounting Corporation, Kemper Distributors Inc., [Scudder Trust Company] and the Trust. Under the Service Agreement, the Adviser will arrange for all services pertaining to the operation of the Trust including the services of Kemper Service Company and Scudder Fund Accounting Corporation to act as Shareholder Servicing Agent and Fund Accounting Agent, respectively, for each Portfolio. In addition, the Service Agreement will provide that, if the officers of any Underlying Fund, at the direction of the Board of Directors/Trustees, determine that the aggregate expenses of a Portfolio are less than the estimated savings to the Underlying Fund from the operation of that Portfolio, the Underlying Fund will bear those expenses in proportion to the average daily value of its shares owned by that Portfolio. No Underlying Fund will bear such expenses in excess of the estimated savings to it. Such savings are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the Underlying Funds and the resulting reduction in shareholder servicing costs. In this regard, the shareholder servicing costs to any Underlying Fund for servicing one account registered to the Trust would be significantly less than the cost to that same Underlying Fund of servicing the same pool of assets contributed in the typical fashion by a large group of individual shareholders owning small accounts in each Underlying Fund.

         Based on actual expense data from the Underlying Funds and certain very conservative assumptions with respect to the Trust, the Adviser, the Underlying Funds, Kemper Service Company, Kemper Distributors, Inc., Scudder Fund Accounting Corporation, [Scudder Trust Company] and the Trust anticipate that the aggregate financial benefits to the Underlying Funds from these arrangements will exceed the costs of operating the Portfolios. If such turns out to be the case, there will be no charge to the Trust for the services under the Service Agreement. Rather, in accordance with the Service Agreement, such expenses will be passed through to the Underlying Funds in proportion to the value of each Underlying Fund's shares held by each Portfolio.

         In the event that the aggregate financial benefits to the Underlying Funds do not exceed the costs of a Portfolio, the Adviser will pay, on behalf of that Portfolio, that portion of costs, as set forth herein, determined to be greater than the benefits. The determination of whether and the extent to which the benefits to the Underlying Funds from the organization of the Trust will exceed the costs to such funds will be made based upon the analysis criteria set forth in the Order. This cost-benefit analysis was initially reviewed by the Directors/Trustees of the Underlying Funds before participating in the Service Agreement. For future years, there will be an annual review of the Service Agreement to determine its continued appropriateness for each Underlying Fund.

         Certain non-recurring and extraordinary expenses will not be paid in accordance with the Service Agreement including: the fees and costs of actions, suits or proceedings and any penalties or damages in connection therewith, to which a Portfolio may incur directly, or may incur as a result of its legal obligation to provide indemnification to its officers, director and agents; the fees and costs of any governmental investigation and any fines or penalties in connection therewith; and any federal, state or local tax, or related interest penalties or additions to tax, incurred, for example, as a result of a Portfolio's failure to distribute all of its earnings, failure to qualify under subchapter M of the Internal Revenue Code, or failure to timely file any required tax returns or other filings; the fees and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Portfolio's accounting agent; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; the expenses of the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Portfolio who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and fees of disbursements of custodians. Under unusual circumstances, the parties to the Service Agreement may agree to exclude certain other expenses.

         Certain Underlying Funds impose a fee upon the redemption or exchange of shares held for less than one year. The fees, which range between 1% and 2% of the net asset value of the shares being redeemed or exchanged, are assessed and retained by the Underlying Funds for the benefit of the remaining shareholders. The fee is intended to encourage long-term investment in the Fund. The fee is not a deferred sales charge, is not a commission paid to the Adviser of its subsidiary and does not benefit the Adviser in any way. Each such Fund reserves the right to modify the terms of or terminate this fee at any time. As a shareholder of such Underlying Funds, the Portfolios will be subject to such fees. Under normal market conditions, the Portfolios will seek to avoid taking action that would result in the imposition of such a fee. However, in the event that a fee is incurred, the net assets of the Portfolio would be reduced by the amount of such fees that are assessed and retained by the Underlying Funds for the benefit of their shareholders.]

                      TRUSTEES AND OFFICERS [TO BE UPDATED]

                                                                                                    Position with
                                                                                                    Underwriter,
                                          Position                                                  Scudder Investor
Name, Age and Address                     with Trust             Principal Occupation**             Services, Inc.
---------------------                     ----------             ----------------------             --------------

[TO BE UPDATED]

* [Trustee considered by the Trust and its counsel to be an "interested person" (as defined in the 1940 Act) of the Trust or of its investment manager because of their employment by the Investment Manager and, in some cases, holding offices with the Trust. Although the Trustees do not currently intend to permit a Fund to borrow for investment leverage purposes, such borrowings would increase the Fund's volatility and the risk of loss in a declining market. Although Mr. Fiedler is currently not an "interested person," he may be deemed to be so in the future by the Commission because of his prior service as a director of Zurich American Insurance Company, a subsidiary of Zurich. Mr. Fiedler resigned from that position in July 1997 and has had no further affiliation with Zurich or any of its subsidiaries since that date.
** Unless otherwise stated, all officers and Trustees have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
@ Messrs. Fiedler, Freeman and Hammond are members of the Executive Committee which may exercise substantially all of the powers of the Board of Trustees when it is not in session.
+        Address: Two International Place, Boston, Massachusetts 02110
#        Address: 345 Park Avenue, New York, New York 10154]

         [To the best of the Trust's knowledge, as of January 15, 1999, no person owned beneficially more than 5% of any Portfolio's outstanding shares.

         All Trustees and officers as a group on January 15, 1999 owned beneficially (as that term is defined under Section 13(d) of the Securities Exchange Act) less than 1% of the shares of each Portfolio outstanding on such date.]

                         [REMUNERATION - TO BE UPDATED]

         [The Trust pays no direct remuneration to any officer of the Trust. However, several of the officers and Trustees of the Trust may be officers or Directors of the Adviser, Kemper Service Company, [Scudder Trust Company], Kemper Distributors, Inc., or of Scudder Fund Accounting Corporation and participate in the fees paid by the Underlying Funds. Each Underlying Fund pays their disinterested Trustees/Directors an annual trustees'/directors' fee plus a proportionate share of travel and other expenses incurred in attending Board meetings of the Underlying Fund on which he or she serves.]

                              PRINCIPAL UNDERWRITER

         Pursuant to separate underwriting and distribution services agreements ("distribution agreements") with each Portfolio, Kemper Distributors, Inc. ("KDI"), a wholly owned subsidiary of the Adviser, is the principal underwriter and distributor for the shares of each Portfolio and acts as agent of each Portfolio in the continuous offering of its shares. KDI bears all its expenses of providing services pursuant to the distribution agreement, including the payment of any commissions. Each Portfolio pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI, as principal underwriter, pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs.

         Each distribution agreement continues in effect from year to year so long as such continuance is approved for each class at least annually by a vote of the Board of Trustees, including the Board members who are not interested persons of the Portfolio and who have no direct or indirect financial interest in the agreement. Each agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by a Portfolio for that Portfolio or by KDI upon 60 days' notice. Termination by a Portfolio with respect to a class may be by vote of a majority of the Board or a majority of the Board members who are not interested persons of the Portfolio and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the class of the Portfolio, as defined under the 1940 Act. The agreement may not be amended for a class to increase the fee to be paid by a Portfolio with respect to such class without approval by a majority of the outstanding voting securities of such class of a Portfolio and all material amendments must in any event be approved by the Board in the manner described above with respect to the continuation of the agreement.

Rule 12b-1 Plan. Since each distribution agreement provides for fees payable as an expense of the Class B shares that are used by KDI to pay for distribution services for this class, that agreement is approved and reviewed separately for the Class B shares in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares.

If a Rule 12b-1 Plan (the "Plan") is terminated in accordance with its terms, the obligation of a Portfolio to make payments to KDI pursuant to the Plan will cease and the Portfolio will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Portfolio to pay any expenses incurred by KDI in excess of its fees under a Plan, if for any reason the Plan is terminated in accordance with its terms. Future fees under the Plan may or may not be sufficient to reimburse KDI for its expenses incurred.

For its services under the distribution agreement, KDI receives a fee from each Portfolio, payable monthly, at the annual rate of [ ]% of average daily net assets of each Portfolio attributable to Class B shares. This fee is accrued daily as an expense of Class B shares. KDI also receives any contingent deferred sales charges. See "Redemption or Repurchase of Shares -- Contingent Deferred Sales Charge -- Class B Shares." KDI currently compensates firms for sales of Class B shares at a commission rate of [ ]%.

                             ADMINISTRATIVE SERVICES

         Administrative services are provided to each Portfolio under an administrative services agreement ("administrative agreement") with KDI. KDI bears all its expenses of providing services pursuant to the administrative agreement between KDI and each Portfolio, including the payment of service fees. Each Portfolio pays KDI an administrative services fee, payable monthly, at an annual rate of up to 0.25% of average daily net assets of the Class A and Class B shares of the Portfolio.

         KDI has entered into related arrangements with various broker-dealer firms and other service or administrative firms ("firms"), that provide services and facilities for their customers or clients who are investors in the Portfolios. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Portfolios, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. With respect to Class A shares, KDI pays each firm a service fee, normally payable quarterly, at an annual rate of up to 0.25% of the net assets in the Portfolios' accounts that it maintains and services attributable to Class A shares, commencing with the month after investment. With respect to Class B shares, KDI currently advances to firms the first-year service fee at a rate of up to 0.25% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms a service fee at a rate of up to 0.25% (calculated monthly and normally paid quarterly) of the net assets attributable to Class B shares maintained and serviced by the firm. After the first year, a firm becomes eligible for the quarterly service fee and the fee continues until terminated by KDI or the Portfolio. Firms to which service fees may be paid may include affiliates of KDI.

         KDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for the Portfolios. Currently, the administrative services fee payable to KDI is based only upon Portfolio assets in accounts for which a firm provides administrative services and it is intended that KDI will pay all the administrative services fee that it receives from a Portfolio to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of a Portfolio while this procedure is in effect will depend upon the proportion of a Portfolio's assets that is in accounts for which a firm of record provides administrative services.

         Certain Board members or officers of the Portfolios are also directors or officers of the Adviser or KDI as indicated under "Officers and Board Members."

             CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT

         State Street Bank and Trust Company, as custodian, has custody of all securities and cash of each Portfolio. Pursuant to a services agreement with State Street Bank and Trust Company, Kemper Service Company, an [affiliate] of the Adviser, serves as Shareholder Service Agent of each Portfolio, and as such, performs all of the duties as transfer agent and dividend paying agent.


                              FUND ACCOUNTING AGENT

         Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Adviser, computes net asset values for the Portfolios. [Each Portfolio pays SFAC an annual fee equal to 0.065% of the first $150 million of average daily net assets, 0.04% of such assets in excess of $150 million and 0.02% of such assets in excess of $1 billion, plus holding and transaction charges for this service.]

                                      TAXES

          (See "Distributions -- Taxes" in the Portfolios' prospectus.)

Taxation of the Portfolios and Their Shareholders

         Each Portfolio intends to qualify annually and elects to be treated as a regulated investment company under Subchapter M of the Code. As a regulated investment company, each Portfolio is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

         Each Portfolio is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of each Portfolio's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses
(adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

         Investment company taxable income generally is made up of dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of a Portfolio. Presently, each Portfolio has no capital loss carryforwards.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by a Portfolio for reinvestment, requiring federal income taxes to be paid thereon by the Portfolio, the Portfolio intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a proportionate share of federal income taxes paid by the Portfolio on such gains as a credit against the shareholder's federal income tax liability, and will be entitled to increase the adjusted tax basis of the shareholder's Portfolio shares by the difference between the shareholder's pro rata share of such gains and the shareholder's tax credit. If a Portfolio makes such an election, it may not be treated as having met the excise tax distribution requirement.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income.

         To the extent that an Underlying Fund derives dividends from domestic corporations, a portion of the income distributions of a Portfolio which invests in that Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares held by Underlying Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Underlying Fund or the Portfolio are deemed to have been held by the Underlying Fund, the Portfolio or the shareholders, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

         Income received by an Underlying Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country. If more than 50% of the value of an Underlying Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Underlying Fund will be eligible and may elect to "pass-through" to its shareholders, including a Portfolio, the amount of such foreign income and similar taxes paid by the Underlying Fund. Pursuant to this election, the Portfolio would be required to include in gross income (in addition to taxable dividends actually received), its pro rata share of foreign income and similar taxes and to deduct such amount in computing its taxable income or to use it as a foreign tax credit against its U.S. federal income taxes, subject to limitations. A Portfolio, would not, however, be eligible to elect to "pass-through" to its shareholders the ability to claim a deduction or credit with respect to foreign income and similar taxes paid by the Underlying Fund.

         Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term, regardless of the length of time the shares of a Portfolio have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder Fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         A qualifying individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or
(ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,000 per individual for married couples if only one spouse has earned income) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

         Distributions by a Portfolio result in a reduction in the net asset value of the Portfolio's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

         Each Portfolio will be required to report to the Internal Revenue Service ("IRS") all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Portfolio shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Portfolio is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         Shareholders of a Portfolio may be subject to state and local taxes on distributions received from the Portfolio and on redemptions of the Portfolio's shares.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Portfolio, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

Taxation of the Underlying Funds

         Each Underlying Fund intends to qualify annually and elects to be treated as a regulated investment company under Subchapter M of the Code. In any year in which an Underlying Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Fund generally will not pay any federal income or excise tax.

         Distributions of an Underlying Fund's investment company taxable income are taxable as ordinary income to a Portfolio which invests in the Fund. Distributions of the excess of an Underlying Fund's net long-term capital gain over its net short-term capital loss, which are properly designated as "capital gain dividends," are taxable as long-term capital gain to a Portfolio which invests in the Fund, regardless of how long the Portfolio held the Fund's shares, and are not eligible for the corporate dividends-received deduction. Upon the sale or other disposition by a Portfolio of shares of an Underlying Fund, the Portfolio generally will realize a capital gain or loss which will be long-term or short-term, generally depending upon the Portfolio's holding period for the shares.

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of addition al information in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

Portfolio Turnover

         Each Portfolio's average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. Purchases and sales are made for each Portfolio whenever necessary, in management's opinion, to meet that Portfolio's objective.

         The payment of a Portfolio's expenses is subject to the Service Agreement and certain provisions mentioned in the Agreement with the Adviser.

         The table below sets forth the average annual portfolio turnover rate for each of the affiliated Underlying Funds most recent fiscal period:

                                  TO BE UPDATED

Affiliated Underlying Fund                                                      Portfolio Turnover Rate (%)(1)
--------------------------                                                      ------------------------------

Cash Account Trust Money Market Portfolio (Reserve Shares)                                 n/a(2)
Scudder Income Fund
Kemper Government Securities Fund (Class A)
Kemper High-Yield Fund (Class A)
Scudder Growth and Income Fund
Scudder International Fund
Scudder Small Company Value Fund
Kemper-Dreman High Return Equity Fund (Class A)

------------------------------
(1) As of each Underlying Fund's most recent fiscal reporting  period.
(2) Cash Account Trust Money Market Portfolio (Reserve Shares) is a money market fund.

                                 NET ASSET VALUE

         The net asset value per share of each Portfolio is the value of one share and is determined separately for each class by dividing the value of the Portfolio's net assets attributable to that class by the number of shares of that class outstanding. The per share net asset value of the Class B shares of each Portfolio will generally be lower than that of the Class A shares of that Portfolio because of the higher expenses borne by the Class B shares. The net asset value of shares of the Portfolio is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

         The net asset value of each Underlying Fund is determined based upon the nature of the securities as set forth in the prospectus and statement of additional information of such Underlying Fund. Shares of each Underlying Fund in which a Portfolio may invest are valued at the net asset value per share of each Underlying Fund as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The net asset value per share of the Underlying Funds will be calculated and reported to a Portfolio by each Underlying Fund's accounting agent. Short-term securities with a remaining maturity of sixty days or less are valued by the amortized cost method.

         If, in the opinion of a Portfolio's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by a Portfolio determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

                             ADDITIONAL INFORMATION

Experts

         The Financial Statements of the Portfolios in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts 02109, independent accountants, and given on the authority of that firm as experts in accounting and auditing. Effective July 1, 1998, Coopers & Lybrand L.L.P. and Price Waterhouse LLP merged to become PricewaterhouseCoopers LLP. PricewaterhouseCoopers, LLP is responsible for performing annual audits of the financial statements and financial highlights of each Portfolio in accordance with generally accepted auditing standards, and the preparation of federal tax returns.

Shareholder Indemnification

         The Trust is an organization of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Portfolios' property or the acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Portfolios' property of any shareholder held personally liable for the claims and liabilities which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Portfolio itself would be unable to meet its obligations.

Other Information

         Many of the investment changes in a Portfolio will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of the Portfolio. These transactions will reflect investment decisions made by the Adviser in light of the objective and policies of the Portfolio, and other factors such as its other portfolio holdings and tax considerations, and should not be construed as recommendations for similar action by other investors.

         The name Farmers Investment Trust is the designation of the Trustees for the time being under a Declaration of Trust dated October 26, 1998, as amended from time to time, and all persons dealing with a Portfolio must look solely to the property of the Portfolio for the enforcement of any claims against the Portfolio as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Portfolio. No series of the Trust shall be liable for the obligations of any other series. Upon the initial purchase of shares, the shareholder agrees to be bound by the Trust's Declaration of Trust, as amended from time to time. The Declaration of Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts.

         The CUSIP number of Income Portfolio is XXXXXX-XX-X.

         The CUSIP number of Conservative Portfolio is XXXXXX-XX-X.

         The CUSIP number of Balanced Portfolio is XXXXXX-XX-X.

         The CUSIP number of Growth and Income Portfolio is XXXXXX-XX-X.

         The CUSIP number of Growth Portfolio is XXXXXX-XX-X.

         Each Portfolio has a fiscal year end of ____________.

         The firm of Dechert Price & Rhoads is counsel to the Trust.

         Costs of $_________ [Farmers Fund] in conjunction with its organization are amortized over the five year period beginning [January 15, 1999].

         [The Portfolios, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are held in an omnibus account.]

         [Scudder Trust Company ("STC"), an affiliate of the Adviser, provides subaccounting and recordkeeping services for shareholder accounts in certain retirment and employee benefit plans. Annual service fees are paid by the
Portfolios to Scudder Trust Company, Two International Place, Boston, Massachusetts 02110-4103, for such accounts. Each Portfolio pays STC an annual fee of [$17.55] per shareholder account.]

         The Portfolios' prospectus and this combined Statement of Additional Information omit certain information contained in the Registration Statement which the Trust has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Portfolios and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS

         The Statement of Assets and Liabilities as of January __, 1999 and the Report of Independent Accountants for each Portfolio is included herein.

                                    GLOSSARY

         Prospective investors should consider certain Underlying Funds may engage in the following investment practices.

Strategic Transactions and Derivatives. Certain Underlying Funds may, but are not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in an Underlying Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

         In the course of pursuing these investment strategies, the Underlying Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures. (Collectively, all the above are called "Strategic Transactions.") Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Underlying Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Underlying Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Underlying Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Underlying Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Underlying Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Underlying Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in the Fund.

         Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Underlying Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Underlying Fund can realize on its investments or cause the Underlying Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Underlying Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Underlying Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Underlying Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Underlying Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Underlying Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, an Underlying Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving an Underlying Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. An Underlying Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect an Underlying Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. An Underlying Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         An Underlying Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. An Underlying Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Underlying Fund to require the Counterparty to sell the option back to the Underlying Fund at a formula price within seven days. An Underlying Fund expects generally to enter into OTC options that have cash settlement provisions, although not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with an Underlying Fund or fails to make a cash settlement payment due in accordance with the terms of that option, an Underlying Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. An Underlying Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by an Underlying Fund, and portfolio securities "covering" the amount of an Underlying Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to an Underlying Fund's limitation on investing no more than 10% of its assets in illiquid securities.

         If an Underlying Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase an Underlying Fund's income. The sale of put options can also provide income.

         An Underlying Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by an Underlying Fund must be "covered" (i.e., an Underlying Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though an Underlying Fund will receive the option premium to help protect it against loss, a call sold by an Underlying Fund exposes an Underlying Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require an Underlying Fund to hold a security or instrument which it might otherwise have sold.

         An Underlying Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. An Underlying Fund will not sell put options if, as a result, more than 50% of an Underlying Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that an Underlying Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. Certain Underlying Funds may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by an Underlying Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         An Underlying Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires an Underlying Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of an Underlying Fund. If an Underlying Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         An Underlying Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of an Underlying Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. Certain Underlying Funds also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. Certain Underlying Funds may engage in currency transactions with Counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. An Underlying Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Adviser.

         An Underlying Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of an Underlying Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

         An Underlying Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

         An Underlying Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which an Underlying Fund has or in which an Underlying Fund expects to have portfolio exposure.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, an Underlying Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which an Underlying Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of an Underlying Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of an Underlying Fund's securities denominated in linked currencies. For example, if the Adviser considers that the Austrian schilling is linked to the German deutschemark (the "D-mark"), an Underlying Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a contract to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to an Underlying Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that an Underlying Fund is engaging in proxy hedging. If an Underlying Fund enters into a currency hedging transaction, an Underlying Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to an Underlying Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. Certain Underlying Funds may enter into multiple transactions, including multiple options transactions, multiple futures
transactions,   multiple  currency  transactions   (including  forward  currency
contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of an Underlying Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which certain Underlying Funds may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. An Underlying Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities an Underlying Fund anticipates purchasing at a later date. An Underlying Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream an Underlying Fund may be obligated to pay. Interest rate swaps involve the exchange by an Underlying Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         An Underlying Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with an Underlying Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and an Underlying Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. An Underlying Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, an Underlying Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar  Instruments.  Certain  Underlying  Funds  may  make  investments  in
Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. An Underlying Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the
U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that an Underlying Fund segregate liquid assets with its custodian to the extent an Underlying Fund's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by an Underlying Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by an Underlying Fund will require an Underlying Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by an Underlying Fund on an index will require an Underlying Fund to own portfolio securities which correlate with the index or to segregate liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by an Underlying Fund requires an Underlying Fund to segregate liquid assets equal to the exercise price.

         Except when an Underlying Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates an Underlying Fund to buy or sell currency will generally require an Underlying Fund to hold an amount of that currency or liquid securities denominated in that currency equal to an Underlying Fund's obligations or to segregate liquid assets equal to the amount of an Underlying Fund's obligation.

         OTC options entered into by an Underlying Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when an Underlying Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by an Underlying Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when an Underlying Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, an Underlying Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by an Underlying Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and an Underlying Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, an Underlying Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

         With respect to swaps, an Underlying Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to an Underlying Fund's net obligation, if any.

         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. An Underlying Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, an Underlying Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by an Underlying Fund. Moreover, instead of segregating assets if an Underlying Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

Foreign Securities. Certain Underlying Funds may invest in foreign securities. The Adviser believes that diversification of assets on an international basis decreases the degree to which events in any one country, including the U.S., will affect an investor's entire investment holdings. In certain periods since World War II, many leading foreign economies and foreign stock market indices have grown more rapidly than the U.S. economy and leading U.S. stock market indices, although there can be no assurance that this will be true in the future. Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect an Underlying Fund's performance. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign securities markets, while growing in volume of trading activity, have substantially less volume than the U.S. market, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than in the U.S. and, at times, volatility of price can be greater than in the U.S. Fixed commissions on some foreign securities exchanges and bid to asked spreads in foreign bond markets are generally higher than commissions or bid to asked spreads on U.S. markets, although an Underlying Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies than in the U.S. It may be more difficult for an Underlying Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities without delivery may be required in certain foreign markets. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The management of an

Underlying Fund seeks to mitigate the risks associated with the foregoing considerations through continuous professional management.

Foreign Currencies. Because investments in foreign securities usually will involve currencies of foreign countries, and because certain Underlying Funds may hold foreign currencies and forward contracts, futures contracts and options on foreign currencies and foreign currency futures contracts, the value of the assets of such Underlying Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Underlying Fund may incur costs in connection with conversions between various currencies. Although an Underlying Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to an Underlying Fund at one rate, while offering a lesser rate of exchange should the Underlying Fund desire to resell that currency to the dealer. An Underlying Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into options or forward or futures contracts to purchase or sell foreign currencies.

Borrowing. As a matter of fundamental policy, the Portfolios will not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. While the Trustees do not currently intend to borrow for investment leverage purposes, if such a strategy were implemented in the future it would increase a Portfolio's volatility and the risk of loss in a declining market. Borrowing by the Portfolios will involve special risk considerations. Although the principal of a Portfolio's borrowing will be fixed, a Portfolio's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

Repurchase Agreements. Certain Underlying Funds may enter into repurchase agreements with member banks of the Federal Reserve System, any foreign bank, if the repurchase agreement is fully secured by government securities of the particular foreign jurisdiction, or with any domestic or foreign broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the relevant Underlying Fund may purchase, or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or S&P.

         A repurchase agreement provides a means for an Underlying Fund to earn income on assets for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Underlying Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Underlying Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Underlying Fund together with the repurchase price upon repurchase. In either case, the income to the Underlying Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the Custodian or in the Federal Reserve Book Entry system.

         For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from an Underlying Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to that Underlying Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by an Underlying Fund subject to a repurchase agreement as being owned by the Underlying Fund or as being collateral for a loan by the Underlying Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, an Underlying Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Underlying Fund has not perfected a security interest in the Obligation, the Underlying Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Underlying Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Underlying Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case an Underlying Fund may incur a loss if the proceeds to the Underlying Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Underlying Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that an Underlying Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Convertible Securities. Certain Underlying Funds may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.

         The convertible securities in which an Underlying Fund may invest are either fixed income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

High Yield, High Risk Securities. Below investment grade securities (rated Ba and lower by Moody's and BB and lower by S&P) or unrated securities of equivalent quality, in which certain Underlying Funds may invest, carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. The lower the ratings of such debt securities, the greater their risks render them like equity securities. See the Appendix to this combined Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

         Economic downturns have in the past, and could in the future, disrupted the high yield market and impaired the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have a greater adverse impact on the value of such obligations than on comparable higher quality debt securities. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect an Underlying Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

         The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of an Underlying Fund to accurately value high yield securities in the Underlying Fund's portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs.

         Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of the Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of an Underlying Fund's investment objective by investment in such securities may be more dependent on the Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Adviser will determine whether it is in the best interest of the Underlying Fund to retain or dispose of such security.

         Prices for below investment-grade securities may be affected by legislative and regulatory developments. For example, new federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.

Dollar Roll Transactions. Certain Underlying Funds may enter into "dollar roll" transactions, which consist of the sale by an Underlying Fund to a bank or broker/dealers (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Underlying Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Underlying Fund agrees to buy a security on a future date.

         An Underlying Fund will not use such transactions for leveraging purposes and, accordingly, will segregate cash, U.S. Government securities or other high grade debt obligations in an amount sufficient to meet its purchase obligations under the transactions. An Underlying Fund will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings.

         Dollar rolls are treated for purposes of the 1940 Act as borrowings of an Underlying Fund because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to the Underlying Fund. For example, while the Underlying Fund receives a fee as consideration for agreeing to repurchase the security, the Underlying Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Underlying Fund, thereby effectively charging the Underlying Fund interest on its borrowing. Further, although the Underlying Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Underlying Fund's borrowing.

         The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, an Underlying Fund's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Underlying Fund is able to purchase them. Similarly, the Underlying Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Underlying Fund, the security that the Underlying Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that an Underlying Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

         The Directors/Trustees of the Underlying Funds have adopted guidelines to ensure that those securities received are substantially identical to those sold. To reduce the risk of default, an Underlying Fund will engage in such transactions only with counterparties selected pursuant to such guidelines.

Lending of Portfolio Securities. Certain Underlying Funds may seek to increase their income by lending portfolio securities. Such loans may be made to registered broker/dealers, and are required to be secured continuously by collateral in cash, U.S. Government securities and high grade debt obligations, maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. An Underlying Fund has the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, the Underlying Fund continues to receive the equivalent of any distributions paid by the issuer on the securities loaned and also receives compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans may be made only to firms deemed by the Adviser to be of good standing.

Warrants. The Fund may invest in warrants up to 5% of the value of its total assets. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by the Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

Reverse Repurchase Agreements. The Fund may enter into "reverse repurchase agreements," which are repurchase agreements in which the Fund, as the seller of the securities, agrees to repurchase them at an agreed time and price. The Fund maintains a segregated account in connection with outstanding reverse repurchase agreements. The Fund will enter into reverse repurchase agreements only when the Adviser believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction.

Indexed Securities. Certain Underlying Funds may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which an Underlying Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

Trust Preferred Securities. Certain Underlying Funds invest in Trust Preferred Securities, which are hybrid instruments issued by a special purpose trust (the "Special Trust"), the entire equity interest of which is owned by a single issuer. The proceeds of the issuance to the Underlying Funds of Trust Preferred Securities are typically used to purchase a junior subordinated debenture, and distributions from the Special Trust are funded by the payments of principal and interest on the subordinated debenture.

         If payments on the underlying junior subordinated debentures held by the Special Trust are deferred by the debenture issuer, the debentures would be treated as original issue discount ("OID") obligations for the remainder of their term. As a result, holders of Trust Preferred Securities, such as the Underlying Funds, would be required to accrue daily for Federal income tax purposes, their share of the stated interest and the de minimis OID on the debentures

(regardless of whether an Underlying Fund receives any cash distributions from the Special Trust), and the value of Trust Preferred Securities would likely be negatively affected. Interest payments on the underlying junior subordinated debentures typically may only be deferred if dividends are suspended on both common and preferred stock of the issuer. The underlying junior subordinated debentures generally rank slightly higher in terms of payment priority than both common and preferred securities of the issuer, but rank below other subordinated debentures and debt securities. Trust Preferred Securities may be subject to mandatory prepayment under certain circumstances. The market values of Trust
Preferred Securities may be more volatile than those of conventional debt securities. Trust Preferred Securities may be issued in reliance on Rule 144A under the Securities Act of 1933, as amended, and, unless and until registered, are restricted securities; there can be no assurance as to the liquidity of Trust Preferred Securities and the ability of holders of Trust Preferred Securities, such as the Underlying Funds, to sell their holdings.

Zero Coupon Securities. Certain Underlying Funds may invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon convertible securities offer the opportunity for capital appreciation (or depreciation) as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks because zero coupon convertible securities are usually issued with shorter maturities (15 years or less) and with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

         Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and Certificate of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities has stated that for federal tax and securities purposes, in their opinion purchasers of such certificates, such as an Underlying Fund, most likely will be deemed the beneficial holder of the underlying U.S. government securities.

         The Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself. (See "TAXES.")

When-Issued Securities. Certain Underlying Funds may purchase securities on a "when-issued" or "forward delivery" basis for payment and delivery at a later date. The price of such securities, which is generally expressed in yield terms, is generally fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities takes place at a later date. During the period between purchase and settlement, no payment is made by an Underlying Fund to the issuer and no interest on the when-issued or forward delivery securities accrues to the Underlying Fund. To the extent that assets of the Underlying Fund are held in cash pending the settlement of a purchase of securities, the Underlying Fund will earn no income; however, it is the Underlying Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued or forward delivery securities may be sold prior to the settlement date, the Underlying Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Underlying Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. At the time of settlement, the market value of the when-issued or forward delivery securities may be more or less than the purchase price. The Underlying Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis.

Real Estate Investment Trusts. Certain Underlying Funds invest in REITs. REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. Investment in REITs may subject an Underlying Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of an Underlying Fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.

         Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through an Underlying Fund, a shareholder will bear not only his or her proportionate share of the expenses of an Underlying Fund's, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Mortgage-Backed Securities and Mortgage Pass-Through Securities. Certain Underlying Funds may also invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related, and private organizations as further described below. An Underlying Fund may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

         A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose an Underlying Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by the Underlying Fund, the prepayment right will tend to limit to some degree the increase in net asset value of the Underlying Fund because the value of the mortgage-backed securities held by the Underlying Fund may not appreciate as rapidly as the price of non-callable debt securities. When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the life of mortgage-related securities and increasing their volatility, affecting the price volatility of the Fund's shares.

         Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing, or foreclosure, net of fees or costs which may be incurred. Because principal may be prepaid at any time, mortgage-backed securities may involve significantly greater price and yield volatility than traditional debt securities. Some mortgage-related securities such as securities issued by the Government National Mortgage Association ("GNMA") are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

         The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Underlying Fund shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

         Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

         FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets an Underlying Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Underlying Fund may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, the Adviser determines that the securities meet the Underlying Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Collateralized Mortgage Obligations ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may not be as liquid as other securities.

         In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Other Mortgage-Backed Securities. The Adviser expects that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. An Underlying Fund will not purchase mortgage-backed securities or any other assets which, in the opinion of the Adviser, are illiquid if, as a result, more than 10% of the value of the Underlying Fund's total assets will be illiquid. As new types of mortgage-related securities are developed and offered to investors, the Adviser will, consistent with the Underlying Fund's investment objective, policies, and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities. The securitization techniques used to develop mortgaged-backed securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a structure similar to the CMO structure. Consistent with an Underlying Fund's investment objectives and policies, the Underlying Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

         Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile Receivables(SM) ("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust ("Trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the Trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage to or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

         Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. An Underlying Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

         An   Underlying   Fund  may  also  invest  in  residual   interests  in
asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of residual cash flow resulting from a particular issue of asset-backed securities will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 may be subject to certain restrictions on transferability and would be subject to the Underlying Fund's restriction on restricted or illiquid securities. In addition, there may be no liquid market for such securities.

         The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Underlying Fund to dispose of any then existing holdings of such securities.

Repurchase Commitments. Certain Underlying Funds may enter into repurchase commitments with any party deemed creditworthy by the Adviser, including foreign banks and broker/dealers, if the transaction is entered into for investment purposes and the counterparty's creditworthiness is at least equal to that of issuers of securities which an Underlying Fund may purchase. Such transactions may not provide the Underlying Fund with collateral marked-to-market during the term of the commitment.

Investing in Latin America. Investing in securities of Latin American issuers may entail risks relating to the potential political and economic instability of certain Latin American countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of expropriation, nationalization or other confiscation by any country, those Underlying Funds which are permitted to invest in securities of Latin American issuers could lose their entire investment in any such country.

         The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets.

         The limited size of many Latin American securities markets and limited trading volume in the securities of Latin American issuers compared to volume of trading in the securities of U.S. issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

         An Underlying Fund may invest a portion of its assets in securities denominated in currencies of Latin American countries. Accordingly, changes in the value of these currencies against the U.S. dollar may result in corresponding changes in the U.S. dollar value of the Underlying Fund's assets denominated in those currencies.

         Some Latin American countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Further, certain Latin American currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Underlying Fund's portfolio securities are denominated may have a detrimental impact on the Underlying Fund's net asset value.

         The economies of individual Latin American countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Certain Latin American countries have experienced high levels of inflation which can have a debilitating effect on an economy, although some have begun to control inflation in recent years through prudent economic policies. Furthermore, certain Latin American countries may impose withholding taxes on dividends payable to the Underlying Fund at a higher rate than those imposed by other foreign countries. This may reduce the Underlying Fund's investment income available for distribution to shareholders.

         Certain Latin American countries such as Argentina, Brazil and Mexico are among the world's largest debtors to commercial banks and foreign governments. At times, certain Latin American countries have declared moratoria on the payment of principal and/or interest on outstanding debt.

         Latin America is a region rich in natural resources such as oil, copper, tin, silver, iron ore, forestry, fishing, livestock and agriculture. The region has a large population (roughly 300 million) representing a large domestic market. Economic growth was strong in the 1960's and 1970's, but slowed dramatically (and in some instances was negative) in the 1980's as a result of poor economic policies, higher international interest rates, and the denial of access to new foreign capital. Although a number of Latin American countries are currently experiencing lower rates of inflation and higher rates of real growth in Gross Domestic Product than they have in the past, other Latin American countries continue to experience significant problems, including high inflation rates and high interest rates. Capital flight has proven a persistent problem and external debt has been forcibly restructured. Political turmoil, high inflation, capital repatriation restrictions, and nationalization have further exacerbated conditions.

         Governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in those countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments, such as military coups, have occurred in the past and could also adversely affect the Underlying Fund's investments in this region.

         Changes in political leadership, the implementation of market oriented economic policies, such as privatization, trade reform and fiscal and monetary reform are among the recent steps taken to renew economic growth. External debt is being restructured and flight capital (domestic capital that has left home country) has begun to return. Inflation control efforts have also been implemented. Free Trade Zones are being discussed in various areas around the region, the most notable being a free zone among Mexico, the U.S. and Canada and another zone among four countries in the southernmost point of Latin America. Currencies are typically weak, but most are now relatively free floating, and it is not unusual for the currencies to undergo wide fluctuations in value over short periods of time due to changes in the market.

Depositary Receipts. Certain Underlying Funds may invest indirectly in securities of emerging country issuers through sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs") and other types of Depositary Receipts (which, together with ADRs, GDRs and IDRs are hereinafter referred to as "Depositary Receipts"). Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs, IDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of an Underlying Fund's investment policies, the Underlying Fund's investments in ADRs, GDRs and other types of Depositary Receipts will be deemed to be investments in the underlying securities. Depositary Receipts other than those denominated in U.S. dollars will be subject to foreign currency exchange rate risk. Certain Depositary Receipts may not be listed on an exchange and therefore may be illiquid securities.

Loan Participations and Assignments. Certain Underlying Funds may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of emerging market debt instruments and one or more financial institutions ("Lenders"). An Underlying Fund's investments in Loans in Latin America are expected in most instances to be in the form of participations in Loans ("Participations") and assignments of portions of Loans ("Assignments") from third parties. Participations typically will result in the Underlying Fund having a contractual relationship only with the Lender and not with the borrower. The Underlying Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Underlying Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Underlying Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Underlying Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Underlying Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Underlying Fund will acquire Participations only if the Lender interpositioned between the Underlying Fund and the borrower is determined by the Adviser to be creditworthy.

         When an Underlying Fund purchases Assignments from Lenders, the Underlying Fund will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Underlying Fund as the purchaser of an Assignment may differ from, and may be more limited than, those held by the assigning Lender.

         An Underlying Fund may have difficulty disposing of Assignments and Participations. Because no liquid market for these obligations typically exists, the Underlying Fund anticipates that these obligations could be sold only to a limited number of institutional investors. The lack of a liquid secondary market will have an adverse effect on the Underlying Fund's ability to dispose of particular Assignments or Participations when necessary to meet the Underlying Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations may also make it more difficult for the Underlying Fund to assign a value to those securities for purposes of valuing the Underlying Fund's portfolio and calculating its net asset value.

Illiquid Securities. Certain Underlying Funds may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale.

         Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the 1933 Act. An Underlying Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public, and in such event the Underlying Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

         Some Underlying Funds will not invest more than 15% of their net assets in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws or in repurchase agreements not terminable within 7 days, and such Underlying Funds will not invest more than 10% of their total assets in restricted securities. Certain Underlying Funds will not invest more than 10% of their net assets in securities which are not readily marketable, the disposition of which are restricted under Federal securities laws or in repurchase agreements not terminable within seven days, and such Underlying Funds will not invest more than 5% of their total assets in restricted securities. Certain Underlying Funds will not invest more than 15% of their net assets in illiquid securities.

Illiquid Securities (144A). Underlying Funds may purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an exemption from registration (such as Rule 144A) or because they are subject to other legal or contractual delays in or restrictions on resale. This investment practice, therefore, could have the effect of increasing the level of illiquidity of a Fund. It is a Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Fund's net assets. Each Corporation/Trust's Board of Directors/Trustees has approved guidelines for use by the Adviser in determining whether a security is illiquid.

         Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the 1933 Act. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between a Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, a Fund may be required to bear all or part of the registration expenses. A Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

         Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Adviser will monitor such restricted securities subject to the supervision of the Board of Trustees. Among the factors the Adviser may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).

Special Considerations Affecting the Pacific Basin. Economies of individual Pacific Basin countries in which certain Underlying Funds may invest, may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, interest rate levels, and balance of payments position. Of particular importance, most of the economies in this region of the world are heavily dependent upon exports, particularly to developed countries, and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the U.S. and other countries with which they trade. These economies also have been and may continue to be negatively impacted by economic conditions in the U.S. and other trading partners, which can lower the demand for goods produced in the Pacific Basin.

         With respect to the Peoples Republic of China and other markets in which an Underlying Fund may participate, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments that could adversely impact a Pacific Basin country or the Underlying Fund's investment in that country.

         Trading volume on Pacific Basin stock exchanges outside of Japan, although increasing, is substantially less than in the U.S. stock market. Further, securities of some Pacific Basin companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on Pacific Basin stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Underlying Fund endeavors to achieve the most favorable net results on its portfolio transactions and may be able to purchase securities in which the Underlying Fund may invest on other stock exchanges where commissions are negotiable.

         Foreign companies, including Pacific Basin companies, are not generally subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those applicable to U.S. companies. Consequently, there may be less publicly available information about such companies than about U.S. companies. Moreover, there is generally less government supervision and regulation of Pacific Basin stock exchanges, brokers, and listed companies than in the U.S.

Investing in Europe. Most Eastern European nations in which certain Underlying Funds may invest, including Hungary, Poland, Czechoslovakia, and Romania have had centrally planned, socialist economies since shortly after World War II. A number of their governments, including those of Hungary, the Czech Republic, and Poland are currently implementing or considering reforms directed at political and economic liberalization, including efforts to foster multi-party political systems, decentralize economic planning, and move toward free market economies. At present, no Eastern European country has a developed stock market, but Poland, Hungary, and the Czech Republic have small securities markets in operation. Ethnic and civil conflict currently rage through the former Yugoslavia. The outcome is uncertain.

         Both the EC and Japan, among others, have made overtures to establish trading arrangements and assist in the economic development of the Eastern European nations. A great deal of interest also surrounds opportunities created by the reunification of East and West Germany. Following reunification, the Federal Republic of Germany has remained a firm and reliable member of the EC and numerous other international alliances and organizations. To reduce inflation caused by the unification of East and West Germany, Germany has adopted a tight monetary policy which has led to weakened exports and a reduced domestic demand for goods and services. However, in the long-term, reunification could prove to be an engine for domestic and international growth.

         The  conditions  that  have  given  rise  to  these   developments  are
changeable, and there is no assurance that reforms will continue or that their goals will be achieved.

         Portugal is a genuinely emerging market which has experienced rapid growth since the mid-1980s, except for a brief period of stagnation over 1990-91. Portugal's government remains committed to privatization of the financial system away from one dependent upon the banking system to a more balanced structure appropriate for the requirements of a modern economy. Inflation continues to be about three times the EC average.

         Economic reforms launched in the 1980s continue to benefit Turkey in the 1990s. Turkey's economy has grown steadily since the early 1980s, with real growth in per capita Gross Domestic Product (GDP) increasing more than 6% annually. Agriculture remains the most important economic sector, employing approximately 55% of the labor force, and accounting for nearly 20% of GDP and 20% of exports. Inflation and interest rates remain high, and a large budget deficit will continue to cause difficulties in Turkey's substantial transformation to a dynamic free market economy.

         Like many other Western economies, Greece suffered severely from the global oil price hikes of the 1970s, with annual GDP growth plunging from 8% to 2% in the 1980s, and inflation, unemployment, and budget deficits rising sharply. The fall of the socialist government in 1989 and the inability of the conservative opposition to obtain a clear majority have led to business uncertainty and the continued prospects for flat economic performance. Once Greece has sorted out its political situation, it will have to face the challenges posed by the steadily increasing integration of the EC, including the progressive lowering of trade and investment barriers. Tourism continues as a major industry, providing a vital offset to a sizable commodity trade deficit.

         Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims of which have not been entirely settled. There can be no assurance that the Underlying Fund's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in leadership or policies of Eastern European countries, or countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

Investing in Africa. Many of the countries in which certain Underlying Funds may invest are fraught with political instability. However, there has been a trend over the past five years toward democratization. Many countries are moving from a military style, Marxist, or single party government to a multi-party system. Still, there remain many countries that do not have a stable political process. Other countries have been enmeshed in civil wars and border clashes.

         Africa is a continent of roughly 50 countries with a total population of approximately 840 million people. Literacy rates (the percentage of people who are over 15 years of age and who can read and write) are relatively low, ranging from 20% to 60%. The primary industries include crude oil, natural gas, manganese ore, phosphate, bauxite, copper, iron, diamond, cotton, coffee, cocoa, timber, tobacco, sugar, tourism, and cattle.

         Economically, the Northern Rim countries (including Morocco, Egypt, and Algeria) and Nigeria, Zimbabwe and South Africa are the wealthier countries on the continent. The market capitalization of these countries has been growing recently as more international companies invest in Africa and as local companies start to list on the exchanges. However, religious and ethnic strife has been a significant source of instability.

         On the other end of the economic spectrum are countries, such as Burkina, Madagascar, and Malawi, that are considered to be among the poorest or least developed in the world. These countries are generally landlocked or have poor natural resources. The economies of many African countries are heavily dependent on international oil prices. Of all the African industries, oil has been the most lucrative, accounting for 40% to 60% of many countries' GDP. However, general decline in oil prices has had an adverse impact on many economies.

Brady Bonds. Certain Underlying Funds may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Mexico, Uruguay, Venezuela, Costa Rica, Argentina, Nigeria, and the Philippines.

         Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets.

         Dollar-denominated, collateralized Brady Bonds, which may be fixed rate bonds or floating rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds, with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative. Over $82 billion in Brady Bonds have been issued by countries in Africa and Latin America, with 90% of these Brady Bonds being denominated in U.S. dollars.

Sovereign Debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Borrowing. Certain Underlying Funds are authorized to borrow money for purposes of liquidity and to provide for redemptions and distributions. An Underlying Fund will borrow only when the Adviser believes that borrowing will benefit the Underlying Fund after taking into account considerations such as the costs of the borrowing. The Underlying Fund does not expect to borrow for investment purposes, to increase return or leverage the portfolio. Borrowing by the Underlying Fund will involve special risk considerations. Although the principal of the Underlying Fund's borrowings will be fixed, the Underlying Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

Municipal Obligations. Certain Underlying Funds may acquire municipal obligations when, due to disparities in the debt securities markets, the anticipated total return on such obligations is higher than that on taxable obligations. The Underlying Fund has no current intention of purchasing tax-exempt municipal obligations that would amount to greater than 5% of the Underlying Fund's total assets.

         Municipal obligations are issued by or on behalf of states, territories, and possessions of the U.S., and their political subdivisions, agencies, and instrumentalities, and the District of Columbia to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors. The two principal classifications of municipal obligations are "notes" and "bonds." The return on municipal obligations is ordinarily lower than that of taxable obligations.

Eastern Europe. Certain Underlying Funds may invest up to 5% of their total assets in the securities of issuers domiciled in Eastern European countries. Investments in companies domiciled in Eastern European countries may be subject to potentially greater risks than those of other foreign issuers. These risks include (i) potentially less social, political and economic stability; (ii) the small current size of the markets for such securities and the low volume of trading, which result in less liquidity and in greater price volatility; (iii) certain national policies which may restrict the Underlying Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries, or in the countries of the former Soviet Union.

         Investments  in  such  countries  involve  risks  of   nationalization,
expropriation and confiscatory taxation. The Communist governments of a number of East European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there may be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Underlying Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in East European countries. Finally, even though certain East European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to the Underlying Fund's shareholders.

Small Company Risk. The Adviser believes that small companies often have sales and earnings growth rates which exceed those of larger companies, and that such growth rates may in turn be reflected in more rapid share price appreciation over time. However, investing in smaller company stocks involves greater risk than is customarily associated with investing in larger, more established companies. For example, smaller companies can have limited product lines, markets, or financial and managerial resources. Smaller companies may also be dependent on one or a few key persons, and may be more susceptible to losses and risks of bankruptcy. Also, the securities of the smaller companies in which certain Underlying Funds may invest, may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time). Transaction costs in smaller company stocks may be higher than those of larger companies.

Asset-Indexed Securities. Certain Underlying Funds may purchase asset-indexed securities which are debt securities usually issued by companies in precious metals related businesses such as mining, the principal amount, redemption terms, or interest rates of which are related to the market price of a specified precious metal. An Underlying Fund will only enter into transactions in publicly traded asset-indexed securities. Market prices of asset-indexed securities will relate primarily to changes in the market prices of the precious metals to which the securities are indexed rather than to changes in market rates of interest. However, there may not be a perfect correlation between the price movements of the asset-indexed securities and the underlying precious metals. Asset-indexed securities typically bear interest or pay dividends at below market rates (and in certain cases at nominal rates). The Underlying Fund will purchase asset-indexed securities to the extent permitted by law.

Short Sales Against the Box. Certain Underlying Funds may make short sales of common stocks if, at all times when a short position is open, an Underlying Fund owns the stock or owns preferred stocks or debt securities convertible or exchangeable, without payment of further consideration, into the shares of common stock sold short. Short sales of this kind are referred to as short sales "against the box." The broker/dealer that executes a short sale generally invests cash proceeds of the sale until they are paid to the Underlying Fund. Arrangements may be made with the broker/dealer to obtain a portion of the interest earned by the broker on the investment of short sale proceeds. The Underlying Fund will segregate the common stock or convertible or exchangeable preferred stock or debt securities in a special account with the Custodian.

Investing in Emerging Markets. Most emerging securities markets in which certain Underlying Funds may invest, may have substantially less volume and are subject to less government supervision than U.S. securities markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. In addition, there is less regulation of securities exchanges, securities dealers, and listed and unlisted companies in emerging markets than in the United States.

         Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. Delays in settlement could result in temporary periods when a portion of the assets of an Underlying Fund is uninvested and no cash is earned thereon. The inability of the Underlying Fund to make intended security purchases due to settlement problems could cause the Underlying Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Underlying Fund due to subsequent declines in value of the portfolio security or, if the Underlying Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

         Foreign investment in certain emerging market debt obligations is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging markets debt obligations and increase the costs and expenses of an Underlying Fund. Certain emerging markets require prior governmental approval of investments by foreign persons, limit the amount of investment by foreign persons in a particular company, limit the investment by foreign persons only to a specific class of securities of a company that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging markets may also restrict investment opportunities in issuers in industries deemed important to national interest.

         Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. An Underlying Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Underlying Fund of any restrictions on investments.

         In the course of investment in emerging market debt obligations, an Underlying Fund will be exposed to the direct or indirect consequences of political, social and economic changes in one or more emerging markets. Political changes in emerging market countries may affect the willingness of an emerging market country governmental issuer to make or provide for timely payments of its obligations. The country's economic status, as reflected, among other things, in its inflation rate, the amount of its external debt and its gross domestic product, also affects its ability to honor its obligations. While the Underlying Fund will manage its assets in a manner that will seek to minimize the exposure to such risks, and will further reduce risk by owning the bonds of many issuers, there can be no assurance that adverse political, social or economic changes will not cause the Underlying Fund to suffer a loss of value in respect of the securities in the Underlying Fund's portfolio.

         The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for an Underlying Fund's securities in such markets may not be readily available. The Corporation may suspend redemption of its shares for any period during which an emergency exists, as determined by the Securities and Exchange Commission (the "Commission").
Accordingly if the Underlying Fund believes that appropriate circumstances exist, it will promptly apply to the Commission for a determination that an emergency is present. During the period commencing from the Underlying Fund's identification of such condition until the date of the Commission action, the Underlying Fund's securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Board of Directors.

         Volume and liquidity in most foreign bond markets are less than in the United States and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although an Underlying Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers, dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain emerging markets, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the Underlying Fund's investments in those countries. Moreover, individual emerging market economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The chart below sets forth the risk ratings of selected emerging market countries' sovereign debt securities.

                                  TO BE UPDATED

   Sovereign Risk Ratings for Selected Emerging Market Countries as of 2/19/97
        (Source: J.P. Morgan Securities, Inc., Emerging Markets Research)

   Country                         Moody's                   Standard & Poor's
   -------                         -------                   -----------------

   Chile                           Baa1                      A-
   Turkey                          Ba3                       B+
   Mexico                          Ba2                       BB
   Czech Republic                  Baa1                      A
   Hungary                         Baa3                      BBB-
   Colombia                        Baa3                      BBB-
   Venezuela                       Ba2                       B
   Morocco                         NR                        NR
   Argentina                       B1                        BB-
   Brazil                          B1                        B+
   Poland                          Baa3                      BBB-
   Ivory Coast                     NR                        NR

         An Underlying Fund may have limited legal recourse in the event of a default with respect to certain debt obligations it holds. If the issuer of a fixed-income security owned by the Underlying Fund defaults, the Underlying Fund may incur additional expenses to seek recovery. Debt obligations issued by emerging market country governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. The Underlying Fund's ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. The political context, expressed as an emerging market governmental issuer's willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements. With four exceptions, (Panama, Cuba, Costa Rica and Yugoslavia), no sovereign emerging markets borrower has defaulted on an external bond issue since World War II.

         Income from securities held by an Underlying Fund could be reduced by a withholding tax on the source or other taxes imposed by the emerging market countries in which the Underlying Fund makes its investments. The Underlying Fund's net asset value may also be affected by changes in the rates or methods of taxation applicable to the Underlying Fund or to entities in which the Underlying Fund has invested. The Adviser will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the taxes will not be subject to change.

         Many emerging markets have experienced substantial, and in some periods extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

         Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

         Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in the Underlying Fund's portfolio. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect the Underlying Fund's assets should these conditions recur.

         The ability of emerging market country governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer's balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market's trading partners could also adversely affect the country's exports and diminish its trade account surplus, if any. To the extent that emerging markets receive payment for its exports in currencies other than dollars or non-emerging market currencies, its ability to make debt payments denominated in dollars or non-emerging market currencies could be affected.

         To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and on inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

         Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.

Mining and exploration risks. The business of gold mining by its nature involves significant risks and hazards, including environmental hazards, industrial accidents, labor disputes, discharge of toxic chemicals, fire, drought, flooding and natural acts. The occurrence of any of these hazards can delay production, increase production costs and result in liability to the operator of the mines. A mining operation may become subject to liability for pollution or other hazards against which it has not insured or cannot insure, including those in respect of past mining activities for which it was not responsible.

         Exploration for gold and other precious metals is speculative in nature, involves many risks and frequently is unsuccessful. There can be no assurance that any mineralisation discovered will result in an increase in the proven and probable reserves of a mining operation. If reserves are developed, it can take a number of years from the initial phases of drilling and identification of mineralisation until production is possible, during which time the economic feasibility of production may change. Substantial expenditures are required to establish ore reserves properties and to construct mining and processing facilities. As a result of these uncertainties, no assurance can be given that the exploration programs undertaken by a particular mining operation will actually result in any new commercial mining.

Investments Involving Above-Average Risk. Certain Underlying Funds may purchase securities involving above-average risk. For example, an Underlying Fund has invested from time to time in relatively new companies but is limited by a non-fundamental policy that it may not invest more than 5% of its total assets in companies that, with their predecessors, have been in continuous operation for less than three years. The Underlying Fund's portfolio may also include the securities of small or little-known companies, commonly referred to as emerging growth companies, that the Adviser believes have above-average earnings growth potential and/or may receive greater market recognition. Both factors are believed to offer significant opportunity for capital appreciation. Investment risk is higher than that normally associated with larger, older companies due to the higher business risks associated with small size, frequently narrow product lines and relative immaturity. To help reduce risk, the Underlying Fund allocates its investments among many companies and different industries.

         The securities of such companies are often traded only over-the-counter and may not be traded in the volume typical of trading on a national securities exchange. As a result, the disposition by the Underlying Fund of holdings of such securities may require the Underlying Fund to offer a discount from recent prices or to make many small sales over a lengthy period of time. Such securities may be subject to more abrupt or erratic market movements than those typically encountered on national securities exchanges.

                            PART C. OTHER INFORMATION

Item 23.          Exhibits
--------
                  (a)                            Declaration of Trust dated October 26, 1998 is filed
                                                 herein.

                  (b)                            By-Laws dated October 26, 1998 are filed herein.

                  (c)                            Inapplicable.

                  (d)                            Investment Management Agreement between the Registrant
                                                 and Scudder Kemper Investments, Inc. dated
                                                 ____________, 199_.
                                                 (To be filed by amendment.)

                  (e)                            Underwriting Agreement between the Registrant and
                                                 Kemper Distributors, Inc. dated __________, 199_.
                                                 (To be filed by amendment.)

                  (f)                            Inapplicable.

                  (g)                            Custodian Contract between the Registrant and State
                                                 Street Bank and Trust Company dated __________, 199_.
                                                 (To be filed by amendment.)

                  (h)        (h)(1)              [Special Servicing Agreement between the Registrant,
                                                 certain of the Underlying Funds, Kemper Service
                                                 Company,  Scudder Fund Accounting Corporation, Scudder
                                                 Trust Company and Scudder Kemper Investments, Inc.
                                                 dated _____________, 199_.]
                                                 [(To be filed by amendment.)]

                             (h)(2)              Transfer Agency and Service Agreement between the
                                                 Registrant and Kemper Service Company dated
                                                 _____________, 199_.
                                                 (To be filed by amendment.)

                             (h)(3)              [COMPASS Service Agreement between the Registrant and
                                                 Scudder Trust Company.]
                                                 (To be filed by amendment.)

                             (h)(4)(a)           Fund Accounting Services Agreement between [Farmers
                                                 Funds]: Income Portfolio and Scudder Fund Accounting
                                                 Corporation dated __________, 199_.
                                                 (To be filed by amendment.)

                             (h)(4)(b)           Fund Accounting Services Agreement between  [Farmers
                                                 Funds]: Conservative Portfolio and Scudder Fund
                                                 Accounting Corporation dated __________, 199_.
                                                 (To be filed by amendment.)

                             (h)(4)(c)           Fund Accounting Services Agreement between [Farmers
                                                 Funds]: Balanced Portfolio and Scudder Fund Accounting
                                                 Corporation dated __________, 199_.
                                                 (To be filed by amendment.)

                             (h)(4)(d)           Fund Accounting Services Agreement between [Farmers
                                                 Funds]: Growth and Income Portfolio and Scudder Fund
                                                 Accounting Corporation dated ___________, 199_.
                                                 (To be filed by amendment.)

                             (h)(4)(e)           Fund Accounting Services Agreement between [Farmers
                                                 Funds]: Growth Portfolio and Scudder Fund Accounting
                                                 Corporation dated ___________, 199_.
                                                 (To be filed by amendment.)

                  (i)                            Opinion and Consent of Counsel as to legality of
                                                 shares being registered.
                                                 (To be filed by amendment.)

                  (j)                            Consent of Independent Accountants.
                                                 (To be filed by amendment.)

                  (k)                            Inapplicable

                  (l)                            Inapplicable

                  (m)                            Master Distribution Plan pursuant to Rule 12b-1.
                                                 (To be filed by amendment.)
                  (n)                            Inapplicable

                  (o)                            Inapplicable


                                       2

Item 24.          Persons Controlled by or under Common Control with Registrant.
--------          --------------------------------------------------------------

                  All of the outstanding shares of the Registrant, representing all of the interests in the
                  [Farmers Funds], on the date Registrant's Registration Statement becomes effective will be owned by Kemper Distributors, Inc. ("The Distributor").

Item 25.          Indemnification
--------          ---------------

                  A policy of insurance covering Scudder Kemper Investments, Inc., its subsidiaries including
                  Kemper Distributors, Inc., and all of the registered investment companies advised by Scudder
                  Kemper Investments, Inc. insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV, Sections 4.1 - 4.3 of the Registrant's Declaration of Trust provide as follows:

                  Section 4.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust.  No Trustee, officer, employee or agent of the
                  Trust shall be subject to any personal liability whatsoever to any Person, other than to the
                  Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust
                  Property for satisfaction of claims of any nature arising in connection with the affairs of the
                  Trust.  If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability.  The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such
                  Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said
                  Shareholder.  The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2.  Non-Liability of Trustees, Etc.  No Trustee, officer, employee or agent of the
                  Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust)
                  except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4.3.  Mandatory Indemnification.  (a)  Subject to the exceptions and limitations contained in paragraph (b) below:

                           (i)  every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                           (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or


                                       3

                  threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                           (b) No indemnification shall be provided hereunder to a Trustee or officer:

                           (i) against any liability to the Trust, a Series thereof,  or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                           (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                                    (A) by the court or other body approving the settlement or other disposition;
                           or

                                    (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                           (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any
                  Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall insure to the benefit of the heirs, executors, administrators and assigns of such a person.  Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                           (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                           (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                           (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                           As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an
                  "Interested Person" of the Trust (including anyone who has been exempted from being an
                  "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.


                                       4

Item 26.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, ZKI Holding Corporation xx

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporationoo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Brokerage Services, Inc.*

                                        5

                           Director, Korea Bond Fund Management Co., Ltd.+

Cornelia M. Small          Director and Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporationoo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman, British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

         (b)

         Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the
         Registrant is set forth below.  The principal business address is 222 South Riverside Plaza, Chicago,
         Illinois 60606.

         (1)                               (2)                                     (3)

                                           Position and Offices with               Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         James L. Greenawalt               President                               None

         Thomas W. Littauer                Director, Chief Executive Officer       None

         Kathryn L. Quirk                  Director, Secretary, Chief Legal        None
                                           Officer & Vice President

         James J. McGovern                 Chief Financial Officer & Chief         None
                                           Compliance Officer

         Linda J. Wondrack                 Vice President & Chief Compliance       None
                                           Officer

                                       6

                                           Position and Offices with               Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         Paula Gaccione                    Vice President                          None

         Michael E. Harrington             Vice President                          None

         Robert A. Rudell                  Vice President                          None

         William M. Thomas                 Vice President                          None

         Elizabeth C. Werth                Vice President                          None

         Todd N. Gierke                    Assistant Treasurer                     None

         Phillip J. Collora                Assistant Secretary                     None

         Paul J. Elmlinger                 Assistant Secretary                     None

         Diane E. Ratekin                  Assistant Secretary                     None

         Daniel Pierce                     Director, Chairman                      None

         Mark S. Casady                    Director, Vice Chairman                 None

         Stephen R. Beckwith               Director                                None

         (c)  Not applicable

Item 28.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the
                  1940 Act and the Rules promulgated thereunder are maintained by Scudder Kemper Investments,
                  Inc., Two International Place, Boston, MA 02110-4103.  Records relating to the duties of the
                  Registrant's custodian are maintained by State Street Bank & Trust Company, 225 Franklin
                  Street, Boston, Massachusetts  02110.  Records relating to the duties of the Registrant's transfer agent are maintained by Kemper Service Company, 811 Main Street, Kansas City, Missouri
                  64105.  Records relating to the duties of the Registrant's pricing agent are maintained by
                  Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts
                  02110-4103.  Records relating to the duties of the Registrant's underwriter are maintained by
                  Kemper Distributors, Inc., 811 Main Street, Kansas City, Missouri 64105.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings
--------          ------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 29th day of October, 1998.


                                              FARMERS INVESTMENT TRUST

                                              By  /s/Caroline Pearson
                                                  -------------------
                                                  Caroline Pearson, Secretary


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                                   TITLE                                         DATE
---------                                   -----                                         ----


/s/Daniel Pierce
--------------------------------------
Daniel Pierce                               President (Principal Executive                October 29, 1998
                                            Officer) and Trustee


/s/Caroline Pearson
--------------------------------------
Caroline Pearson                            Trustee, Vice President and Secretary         October 29, 1998


/s/Dennis P. Gallagher
--------------------------------------
Dennis P. Gallagher                         Trustee, Vice President and Treasurer         October 29, 1998
                                            (Principal Financial and Accounting
                                            Officer)


                                                               File No. ________
                                                               File No. ________


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. _

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                 AMENDMENT NO. _

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                            FARMERS INVESTMENT TRUST

                            FARMERS INVESTMENT TRUST

                                  EXHIBIT INDEX



                                   Exhibit (a)
                                   Exhibit (b)